Shareholder Report	12 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2023
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CALVERT WORLD VALUES FUND INC
Entity Central Index Key	0000884110
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000214854
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Advancement Fund
Class Name	Class A
Trading Symbol	CEFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Emerging Markets Advancement Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.22%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ The Fund’s underweight exposure to China detracted most from Index-relative returns as direct Chinese government intervention helped drive market rallies

↓ An underweight exposure to Taiwan ― in particular its largest stock, Taiwan Semiconductor Manufacturing Co. ― detracted from Index-relative returns as the Fund sought to enhance its level of portfolio diversification

↓ The Fund’s underweight exposure to India ― based on the country’s high valuations ― detracted from returns as the Indian market soared despite its lofty prices

↑ An overweight exposure to Greece contributed most to returns as government reforms took hold, the country’s debt rating improved, and its growth accelerated

↑ The Fund’s overweight exposure to Poland aided performance as the election of a pro-European coalition promised a more favorable business environment

↑ An overweight exposure to South Korea early in the period ― later followed by an underweight reallocation ― helped as a rally based on shareholder-friendly actions and a rise in the country’s technology exports shifted course

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI Emerging Markets Index	Calvert Emerging Markets Responsible Index
10/19	$9,475	$10,000	$10,000
11/19	$9,835	$11,676	$10,405
12/19	$10,457	$12,547	$11,153
1/20	$9,971	$11,962	$10,667
2/20	$9,533	$11,331	$10,152
3/20	$8,047	$9,586	$8,529
4/20	$8,571	$10,464	$9,348
5/20	$8,714	$10,544	$9,439
6/20	$9,219	$11,319	$10,192
7/20	$9,876	$12,331	$11,120
8/20	$10,219	$12,603	$11,389
9/20	$10,133	$12,401	$11,231
10/20	$10,228	$12,657	$11,494
11/20	$11,247	$13,827	$12,565
12/20	$12,037	$14,844	$13,426
1/21	$12,409	$15,299	$13,863
2/21	$12,524	$15,416	$14,002
3/21	$12,305	$15,183	$13,733
4/21	$12,571	$15,561	$14,141
5/21	$12,562	$15,922	$14,398
6/21	$12,762	$15,950	$14,459
7/21	$12,009	$14,876	$13,435
8/21	$12,266	$15,266	$13,821
9/21	$11,809	$14,659	$13,170
10/21	$12,181	$14,803	$13,226
11/21	$11,904	$14,200	$12,696
12/21	$12,043	$14,467	$12,893
1/22	$12,063	$14,193	$12,603
2/22	$11,953	$13,769	$12,248
3/22	$11,684	$13,458	$12,088
4/22	$11,345	$12,709	$11,373
5/22	$11,495	$12,765	$11,479
6/22	$10,708	$11,917	$10,520
7/22	$10,748	$11,887	$10,607
8/22	$10,778	$11,937	$10,672
9/22	$9,752	$10,538	$9,452
10/22	$9,971	$10,210	$9,252
11/22	$10,648	$11,725	$10,671
12/22	$10,193	$11,560	$10,503
1/23	$10,948	$12,473	$11,293
2/23	$10,528	$11,664	$10,616
3/23	$10,518	$12,017	$10,841
4/23	$10,539	$11,881	$10,760
5/23	$10,413	$11,682	$10,680
6/23	$10,959	$12,125	$11,124
7/23	$11,557	$12,880	$11,776
8/23	$10,990	$12,087	$11,037
9/23	$10,549	$11,770	$10,732
10/23	$10,077	$11,313	$10,336
11/23	$11,032	$12,219	$11,304
12/23	$11,355	$12,696	$11,774
1/24	$11,182	$12,107	$11,146
2/24	$11,755	$12,683	$11,646
3/24	$12,058	$12,997	$11,961
4/24	$12,079	$13,055	$11,875
5/24	$12,036	$13,129	$12,004
6/24	$12,469	$13,647	$12,486
7/24	$12,728	$13,687	$12,470
8/24	$12,880	$13,908	$12,766
9/24	$12,928	$13,258	$13,627

Average Annual Return [Table Text Block]
AATR	1 Year	Since 10/1/19 (Inception)
Class A	22.50%	6.40%
Class A with 5.25% Maximum Sales Charge	16.03%	5.27%
MSCI Emerging Markets Index (net of foreign withholding taxes)	26.05%	5.80%
Calvert Emerging Markets Responsible IndexFootnote Reference1	26.73%	6.38%

Performance Inception Date	Oct. 01, 2019
AssetsNet	$ 91,259,604
Holdings Count | Holding	285
Advisory Fees Paid, Amount	$ 392,624
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$91,259,604
# of Portfolio Holdings	285
Portfolio Turnover Rate	76%
Total Advisory Fees Paid	$392,624

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	9.8%
Cyprus	3.5%
Georgia	4.4%
South Africa	4.9%
Thailand	5.2%
Malaysia	6.4%
Poland	9.1%
United Arab Emirates	10.1%
Taiwan	13.3%
India	15.9%
Greece	17.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
Bank of Cyprus Holdings PLC	3.5%
Aldar Properties PJSC	3.5%
Emirates Telecommunications Group Co. PJSC	3.3%
National Bank of Greece SA	2.8%
Public Power Corp. SA	2.5%
Eurobank Ergasias Services & Holdings SA, Class A	2.5%
Nova Ljubljanska Banka DD GDR	2.4%
FPT Corp.	2.0%
Piraeus Financial Holdings SA	1.9%
Total	29.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000214852
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Advancement Fund
Class Name	Class I
Trading Symbol	CEFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Emerging Markets Advancement Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	0.97%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ The Fund’s underweight exposure to China detracted most from Index-relative returns as direct Chinese government intervention helped drive market rallies

↓ An underweight exposure to Taiwan ― in particular its largest stock, Taiwan Semiconductor Manufacturing Co. ― detracted from Index-relative returns as the Fund sought to enhance its level of portfolio diversification

↓ The Fund’s underweight exposure to India ― based on the country’s high valuations ― detracted from returns as the Indian market soared despite its lofty prices

↑ An overweight exposure to Greece contributed most to returns as government reforms took hold, the country’s debt rating improved, and its growth accelerated

↑ The Fund’s overweight exposure to Poland aided performance as the election of a pro-European coalition promised a more favorable business environment

↑ An overweight exposure to South Korea early in the period ― later followed by an underweight reallocation ― helped as a rally based on shareholder-friendly actions and a rise in the country’s technology exports shifted course

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets Index	Calvert Emerging Markets Responsible Index
10/19	$1,000,000	$1,000,000	$1,000,000
11/19	$1,038,997	$1,167,595	$1,040,479
12/19	$1,104,599	$1,254,704	$1,115,295
1/20	$1,053,341	$1,196,217	$1,066,749
2/20	$1,007,108	$1,133,136	$1,015,169
3/20	$850,310	$958,608	$852,868
4/20	$905,587	$1,046,391	$934,757
5/20	$920,665	$1,054,428	$943,894
6/20	$973,933	$1,131,938	$1,019,217
7/20	$1,043,282	$1,233,090	$1,112,044
8/20	$1,080,469	$1,260,347	$1,138,875
9/20	$1,071,420	$1,240,132	$1,123,137
10/20	$1,082,481	$1,265,682	$1,149,434
11/20	$1,190,031	$1,382,742	$1,256,496
12/20	$1,274,099	$1,484,392	$1,342,632
1/21	$1,313,350	$1,529,900	$1,386,342
2/21	$1,326,427	$1,541,602	$1,400,170
3/21	$1,302,282	$1,518,320	$1,373,293
4/21	$1,331,471	$1,556,123	$1,414,052
5/21	$1,330,469	$1,592,210	$1,439,842
6/21	$1,352,610	$1,594,954	$1,445,864
7/21	$1,272,102	$1,487,616	$1,343,501
8/21	$1,300,281	$1,526,554	$1,382,068
9/21	$1,251,974	$1,465,888	$1,317,005
10/21	$1,291,224	$1,480,346	$1,322,646
11/21	$1,263,044	$1,420,017	$1,269,581
12/21	$1,277,709	$1,446,662	$1,289,331
1/22	$1,279,814	$1,419,278	$1,260,272
2/22	$1,268,237	$1,376,855	$1,224,775
3/22	$1,239,820	$1,345,758	$1,208,783
4/22	$1,205,088	$1,270,898	$1,137,318
5/22	$1,220,875	$1,276,494	$1,147,913
6/22	$1,136,677	$1,191,671	$1,051,988
7/22	$1,142,992	$1,188,744	$1,060,700
8/22	$1,145,097	$1,193,707	$1,067,201
9/22	$1,036,691	$1,053,766	$945,207
10/22	$1,059,846	$1,021,048	$925,212
11/22	$1,131,415	$1,172,488	$1,067,075
12/22	$1,084,596	$1,156,008	$1,050,349
1/23	$1,165,636	$1,247,288	$1,129,285
2/23	$1,121,231	$1,166,411	$1,061,596
3/23	$1,119,010	$1,201,738	$1,084,099
4/23	$1,121,231	$1,188,119	$1,075,958
5/23	$1,109,019	$1,168,163	$1,068,007
6/23	$1,167,856	$1,212,518	$1,112,442
7/23	$1,231,133	$1,287,999	$1,177,642
8/23	$1,171,186	$1,208,658	$1,103,749
9/23	$1,124,561	$1,177,049	$1,073,205
10/23	$1,073,495	$1,131,315	$1,033,588
11/23	$1,175,627	$1,221,854	$1,130,363
12/23	$1,210,203	$1,269,621	$1,177,352
1/24	$1,191,866	$1,210,668	$1,114,570
2/24	$1,253,752	$1,268,263	$1,164,620
3/24	$1,286,986	$1,299,690	$1,196,051
4/24	$1,289,278	$1,305,505	$1,187,512
5/24	$1,284,694	$1,312,879	$1,200,443
6/24	$1,331,681	$1,364,663	$1,248,573
7/24	$1,359,186	$1,368,725	$1,247,015
8/24	$1,375,230	$1,390,823	$1,276,608
9/24	$1,380,964	$1,325,807	$1,362,750

Average Annual Return [Table Text Block]
AATR	1 Year	Since 10/1/19 (Inception)
Class I	22.80%	6.66%
MSCI Emerging Markets Index (net of foreign withholding taxes)	26.05%	5.80%
Calvert Emerging Markets Responsible IndexFootnote Reference1	26.73%	6.38%

Performance Inception Date	Oct. 01, 2019
AssetsNet	$ 91,259,604
Holdings Count | Holding	285
Advisory Fees Paid, Amount	$ 392,624
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$91,259,604
# of Portfolio Holdings	285
Portfolio Turnover Rate	76%
Total Advisory Fees Paid	$392,624

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	9.8%
Cyprus	3.5%
Georgia	4.4%
South Africa	4.9%
Thailand	5.2%
Malaysia	6.4%
Poland	9.1%
United Arab Emirates	10.1%
Taiwan	13.3%
India	15.9%
Greece	17.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
Bank of Cyprus Holdings PLC	3.5%
Aldar Properties PJSC	3.5%
Emirates Telecommunications Group Co. PJSC	3.3%
National Bank of Greece SA	2.8%
Public Power Corp. SA	2.5%
Eurobank Ergasias Services & Holdings SA, Class A	2.5%
Nova Ljubljanska Banka DD GDR	2.4%
FPT Corp.	2.0%
Piraeus Financial Holdings SA	1.9%
Total	29.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000118372
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	CVMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Emerging Markets Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$143	1.28%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ An underweight position in Alibaba Group Holding Ltd. hurt returns as Chinese e-commerce benefited from government stimulus. The stock was sold by period-end

↓ An overweight position in Samsung Electronics Co., a leading memory chipmaker, detracted from returns relative to the Index as analysts forecasted a slowdown in demand for smartphones and PCs

↓ An overweight position in Shenzhen Inovance Technology Co., an industrial automation firm, detracted from returns relative to the Index due to a downturn in demand for solar-driven products as well as competitive pricing pressures

↑ Taiwan Semiconductor Manufacturing Co. contributed to returns as its technological leadership was seen as key for AI semiconductors

↑ Micron Technology, Inc., a maker of computer memory and data storage products, helped returns as price hikes for memory chips led to strong sales and earnings

↑ An allocation to Lotes Co., a supplier of connectors and sockets, aided returns on solid revenue and gross margins driven by demand for PCs and server sockets

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI Emerging Markets Index
9/14	$9,475	$10,000
10/14	$9,727	$10,118
11/14	$9,720	$10,011
12/14	$9,303	$9,550
1/15	$9,482	$9,607
2/15	$9,683	$9,904
3/15	$9,653	$9,763
4/15	$10,116	$10,514
5/15	$10,086	$10,093
6/15	$9,668	$9,831
7/15	$9,206	$9,150
8/15	$8,363	$8,322
9/15	$8,131	$8,072
10/15	$8,683	$8,648
11/15	$8,616	$8,310
12/15	$8,579	$8,125
1/16	$8,157	$7,598
2/16	$8,105	$7,585
3/16	$8,918	$8,589
4/16	$8,850	$8,636
5/16	$8,684	$8,314
6/16	$8,895	$8,646
7/16	$9,264	$9,081
8/16	$9,459	$9,307
9/16	$9,738	$9,426
10/16	$9,715	$9,449
11/16	$9,264	$9,014
12/16	$9,141	$9,034
1/17	$9,580	$9,528
2/17	$9,814	$9,820
3/17	$10,283	$10,068
4/17	$10,616	$10,288
5/17	$11,101	$10,592
6/17	$11,350	$10,699
7/17	$11,827	$11,337
8/17	$12,311	$11,590
9/17	$12,357	$11,544
10/17	$12,675	$11,948
11/17	$12,697	$11,972
12/17	$13,181	$12,402
1/18	$14,105	$13,436
2/18	$13,499	$12,816
3/18	$13,461	$12,578
4/18	$12,999	$12,522
5/18	$12,582	$12,078
6/18	$11,953	$11,577
7/18	$12,142	$11,831
8/18	$11,915	$11,511
9/18	$11,786	$11,450
10/18	$10,831	$10,453
11/18	$11,412	$10,884
12/18	$11,130	$10,595
1/19	$12,039	$11,523
2/19	$12,138	$11,549
3/19	$12,375	$11,646
4/19	$12,742	$11,891
5/19	$11,687	$11,028
6/19	$12,535	$11,716
7/19	$12,382	$11,573
8/19	$11,962	$11,009
9/19	$12,260	$11,219
10/19	$12,772	$11,692
11/19	$12,810	$11,676
12/19	$13,624	$12,547
1/20	$12,917	$11,962
2/20	$12,388	$11,331
3/20	$10,400	$9,586
4/20	$11,283	$10,464
5/20	$11,459	$10,544
6/20	$12,526	$11,319
7/20	$13,731	$12,331
8/20	$14,291	$12,603
9/20	$14,077	$12,401
10/20	$14,530	$12,657
11/20	$15,819	$13,827
12/20	$16,969	$14,844
1/21	$17,300	$15,299
2/21	$17,600	$15,416
3/21	$17,369	$15,183
4/21	$17,385	$15,561
5/21	$17,654	$15,922
6/21	$17,608	$15,950
7/21	$16,699	$14,876
8/21	$16,946	$15,266
9/21	$16,145	$14,659
10/21	$16,307	$14,803
11/21	$15,560	$14,200
12/21	$15,670	$14,467
1/22	$15,562	$14,193
2/22	$14,697	$13,769
3/22	$14,218	$13,458
4/22	$13,052	$12,709
5/22	$13,021	$12,765
6/22	$12,094	$11,917
7/22	$12,450	$11,887
8/22	$12,434	$11,937
9/22	$11,013	$10,538
10/22	$10,812	$10,210
11/22	$12,558	$11,725
12/22	$12,104	$11,560
1/23	$13,361	$12,473
2/23	$12,251	$11,664
3/23	$12,639	$12,017
4/23	$12,445	$11,881
5/23	$12,080	$11,682
6/23	$12,593	$12,125
7/23	$13,222	$12,880
8/23	$12,329	$12,087
9/23	$11,809	$11,770
10/23	$11,428	$11,313
11/23	$12,251	$12,219
12/23	$12,646	$12,696
1/24	$12,051	$12,107
2/24	$12,513	$12,683
3/24	$12,896	$12,997
4/24	$12,888	$13,055
5/24	$13,123	$13,129
6/24	$13,576	$13,647
7/24	$13,639	$13,687
8/24	$13,655	$13,908
9/24	$14,553	$14,837

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	23.25%	3.49%	4.38%
Class A with 5.25% Maximum Sales Charge	16.80%	2.38%	3.82%
MSCI Emerging Markets Index (net of foreign withholding taxes)	26.05%	5.74%	4.02%

Material Change Date		Sep. 30, 2023
AssetsNet	$ 1,486,454,881
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 11,919,013
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,486,454,881
# of Portfolio Holdings	61
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$11,919,013

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	11.3%
Canada	2.2%
Singapore	2.5%
Hungary	3.1%
Hong Kong	4.7%
Brazil	5.1%
South Africa	5.4%
South Korea	10.8%
India	14.9%
Taiwan	15.9%
China	24.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	5.4%
HDFC Bank Ltd.	3.1%
Richter Gedeon Nyrt	3.1%
Itausa SA, PFC Shares	2.9%
ICICI Bank Ltd.	2.9%
Infosys Ltd.	2.8%
KB Financial Group, Inc.	2.4%
NARI Technology Co. Ltd., Class A	2.3%
Total	39.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

In September 2024, the Fund's Board of Directors approved the termination of the investment sub-advisory agreement between Calvert Research and Management (CRM) and Hermes Investment Management Limited, which is expected to be effective November 11, 2024. CRM will continue to serve as the Fund's investment adviser.

Effective November 11, 2024, the Fund revised its responsible investing criteria to follow the Calvert Principles for Responsible Investment.

Material Fund Change Risks Change [Text Block]

In September 2024, the Fund's Board of Directors approved the termination of the investment sub-advisory agreement between Calvert Research and Management (CRM) and Hermes Investment Management Limited, which is expected to be effective November 11, 2024. CRM will continue to serve as the Fund's investment adviser.

Effective November 11, 2024, the Fund revised its responsible investing criteria to follow the Calvert Principles for Responsible Investment.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000118373
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	CVMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Emerging Markets Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$226	2.03%

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ An underweight position in Alibaba Group Holding Ltd. hurt returns as Chinese e-commerce benefited from government stimulus. The stock was sold by period-end

↓ An overweight position in Samsung Electronics Co., a leading memory chipmaker, detracted from returns relative to the Index as analysts forecasted a slowdown in demand for smartphones and PCs

↓ An overweight position in Shenzhen Inovance Technology Co., an industrial automation firm, detracted from returns relative to the Index due to a downturn in demand for solar-driven products as well as competitive pricing pressures

↑ Taiwan Semiconductor Manufacturing Co. contributed to returns as its technological leadership was seen as key for AI semiconductors

↑ Micron Technology, Inc., a maker of computer memory and data storage products, helped returns as price hikes for memory chips led to strong sales and earnings

↑ An allocation to Lotes Co., a supplier of connectors and sockets, aided returns on solid revenue and gross margins driven by demand for PCs and server sockets

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI Emerging Markets Index
9/14	$10,000	$10,000
10/14	$10,260	$10,118
11/14	$10,245	$10,011
12/14	$9,793	$9,550
1/15	$9,975	$9,607
2/15	$10,181	$9,904
3/15	$10,141	$9,763
4/15	$10,616	$10,514
5/15	$10,576	$10,093
6/15	$10,133	$9,831
7/15	$9,642	$9,150
8/15	$8,748	$8,322
9/15	$8,502	$8,072
10/15	$9,072	$8,648
11/15	$9,001	$8,310
12/15	$8,955	$8,125
1/16	$8,504	$7,598
2/16	$8,448	$7,585
3/16	$9,288	$8,589
4/16	$9,217	$8,636
5/16	$9,035	$8,314
6/16	$9,249	$8,646
7/16	$9,629	$9,081
8/16	$9,827	$9,307
9/16	$10,113	$9,426
10/16	$10,081	$9,449
11/16	$9,605	$9,014
12/16	$9,468	$9,034
1/17	$9,920	$9,528
2/17	$10,151	$9,820
3/17	$10,635	$10,068
4/17	$10,968	$10,288
5/17	$11,460	$10,592
6/17	$11,722	$10,699
7/17	$12,198	$11,337
8/17	$12,690	$11,590
9/17	$12,730	$11,544
10/17	$13,055	$11,948
11/17	$13,063	$11,972
12/17	$13,555	$12,402
1/18	$14,492	$13,436
2/18	$13,865	$12,816
3/18	$13,817	$12,578
4/18	$13,333	$12,522
5/18	$12,897	$12,078
6/18	$12,246	$11,577
7/18	$12,436	$11,831
8/18	$12,190	$11,511
9/18	$12,047	$11,450
10/18	$11,071	$10,453
11/18	$11,652	$10,884
12/18	$11,357	$10,595
1/19	$12,282	$11,523
2/19	$12,369	$11,549
3/19	$12,600	$11,646
4/19	$12,975	$11,891
5/19	$11,891	$11,028
6/19	$12,744	$11,716
7/19	$12,584	$11,573
8/19	$12,146	$11,009
9/19	$12,449	$11,219
10/19	$12,959	$11,692
11/19	$12,983	$11,676
12/19	$13,796	$12,547
1/20	$13,070	$11,962
2/20	$12,528	$11,331
3/20	$10,512	$9,586
4/20	$11,405	$10,464
5/20	$11,572	$10,544
6/20	$12,640	$11,319
7/20	$13,852	$12,331
8/20	$14,401	$12,603
9/20	$14,178	$12,401
10/20	$14,632	$12,657
11/20	$15,915	$13,827
12/20	$17,063	$14,844
1/21	$17,382	$15,299
2/21	$17,669	$15,416
3/21	$17,430	$15,183
4/21	$17,430	$15,561
5/21	$17,693	$15,922
6/21	$17,637	$15,950
7/21	$16,713	$14,876
8/21	$16,952	$15,266
9/21	$16,139	$14,659
10/21	$16,290	$14,803
11/21	$15,533	$14,200
12/21	$15,637	$14,467
1/22	$15,517	$14,193
2/22	$14,649	$13,769
3/22	$14,162	$13,458
4/22	$12,991	$12,709
5/22	$12,951	$12,765
6/22	$12,019	$11,917
7/22	$12,369	$11,887
8/22	$12,345	$11,937
9/22	$10,927	$10,538
10/22	$10,719	$10,210
11/22	$12,441	$11,725
12/22	$11,987	$11,560
1/23	$13,222	$12,473
2/23	$12,114	$11,664
3/23	$12,489	$12,017
4/23	$12,297	$11,881
5/23	$11,923	$11,682
6/23	$12,417	$12,125
7/23	$13,039	$12,880
8/23	$12,146	$12,087
9/23	$11,628	$11,770
10/23	$11,245	$11,313
11/23	$12,050	$12,219
12/23	$12,425	$12,696
1/24	$11,835	$12,107
2/24	$12,282	$12,683
3/24	$12,648	$12,997
4/24	$12,632	$13,055
5/24	$12,855	$13,129
6/24	$13,294	$13,647
7/24	$13,349	$13,687
8/24	$13,357	$13,908
9/24	$14,440	$14,837

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C	22.34%	2.70%	3.74%
Class C with 1% Maximum Deferred Sales Charge	21.34%	2.70%	3.74%
MSCI Emerging Markets Index (net of foreign withholding taxes)	26.05%	5.74%	4.02%

Material Change Date		Sep. 30, 2023
AssetsNet	$ 1,486,454,881
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 11,919,013
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,486,454,881
# of Portfolio Holdings	61
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$11,919,013

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	11.3%
Canada	2.2%
Singapore	2.5%
Hungary	3.1%
Hong Kong	4.7%
Brazil	5.1%
South Africa	5.4%
South Korea	10.8%
India	14.9%
Taiwan	15.9%
China	24.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	5.4%
HDFC Bank Ltd.	3.1%
Richter Gedeon Nyrt	3.1%
Itausa SA, PFC Shares	2.9%
ICICI Bank Ltd.	2.9%
Infosys Ltd.	2.8%
KB Financial Group, Inc.	2.4%
NARI Technology Co. Ltd., Class A	2.3%
Total	39.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

In September 2024, the Fund's Board of Directors approved the termination of the investment sub-advisory agreement between Calvert Research and Management (CRM) and Hermes Investment Management Limited, which is expected to be effective November 11, 2024. CRM will continue to serve as the Fund's investment adviser.

Effective November 11, 2024, the Fund revised its responsible investing criteria to follow the Calvert Principles for Responsible Investment.

Material Fund Change Risks Change [Text Block]

In September 2024, the Fund's Board of Directors approved the termination of the investment sub-advisory agreement between Calvert Research and Management (CRM) and Hermes Investment Management Limited, which is expected to be effective November 11, 2024. CRM will continue to serve as the Fund's investment adviser.

Effective November 11, 2024, the Fund revised its responsible investing criteria to follow the Calvert Principles for Responsible Investment.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000118374
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	CVMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Emerging Markets Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$115	1.03%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ An underweight position in Alibaba Group Holding Ltd. hurt returns as Chinese e-commerce benefited from government stimulus. The stock was sold by period-end

↓ An overweight position in Samsung Electronics Co., a leading memory chipmaker, detracted from returns relative to the Index as analysts forecasted a slowdown in demand for smartphones and PCs

↓ An overweight position in Shenzhen Inovance Technology Co., an industrial automation firm, detracted from returns relative to the Index due to a downturn in demand for solar-driven products as well as competitive pricing pressures

↑ Taiwan Semiconductor Manufacturing Co. contributed to returns as its technological leadership was seen as key for AI semiconductors

↑ Micron Technology, Inc., a maker of computer memory and data storage products, helped returns as price hikes for memory chips led to strong sales and earnings

↑ An allocation to Lotes Co., a supplier of connectors and sockets, aided returns on solid revenue and gross margins driven by demand for PCs and server sockets

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets Index
9/14	$1,000,000	$1,000,000
10/14	$1,027,152	$1,011,791
11/14	$1,027,146	$1,001,089
12/14	$982,979	$954,953
1/15	$1,001,774	$960,677
2/15	$1,024,487	$990,422
3/15	$1,021,359	$976,338
4/15	$1,070,702	$1,051,433
5/15	$1,067,571	$1,009,327
6/15	$1,023,715	$983,113
7/15	$975,152	$914,965
8/15	$885,858	$832,209
9/15	$860,790	$807,173
10/15	$920,319	$864,752
11/15	$913,266	$831,020
12/15	$910,351	$812,495
1/16	$865,151	$759,785
2/16	$859,599	$758,542
3/16	$946,036	$858,918
4/16	$939,689	$863,586
5/16	$922,241	$831,373
6/16	$945,243	$864,600
7/16	$984,104	$908,109
8/16	$1,005,512	$930,677
9/16	$1,035,641	$942,644
10/16	$1,033,267	$944,892
11/16	$985,688	$901,398
12/16	$972,553	$903,388
1/17	$1,019,743	$952,824
2/17	$1,044,532	$981,992
3/17	$1,095,723	$1,006,781
4/17	$1,130,919	$1,028,822
5/17	$1,182,900	$1,059,239
6/17	$1,210,089	$1,069,902
7/17	$1,261,278	$1,133,678
8/17	$1,313,274	$1,158,965
9/17	$1,318,066	$1,154,357
10/17	$1,353,266	$1,194,824
11/17	$1,355,673	$1,197,222
12/17	$1,407,419	$1,240,199
1/18	$1,506,859	$1,343,565
2/18	$1,441,907	$1,281,600
3/18	$1,438,690	$1,257,771
4/18	$1,388,961	$1,252,206
5/18	$1,345,662	$1,207,836
6/18	$1,278,304	$1,157,654
7/18	$1,299,150	$1,183,084
8/18	$1,275,083	$1,151,095
9/18	$1,261,448	$1,144,985
10/18	$1,160,408	$1,045,277
11/18	$1,222,306	$1,088,353
12/18	$1,193,087	$1,059,521
1/19	$1,290,477	$1,152,290
2/19	$1,301,027	$1,154,880
3/19	$1,326,186	$1,164,573
4/19	$1,366,778	$1,189,090
5/19	$1,253,142	$1,102,808
6/19	$1,344,858	$1,171,635
7/19	$1,328,625	$1,157,308
8/19	$1,283,978	$1,100,882
9/19	$1,316,440	$1,121,897
10/19	$1,371,624	$1,169,204
11/19	$1,375,691	$1,167,595
12/19	$1,463,382	$1,254,704
1/20	$1,387,354	$1,196,217
2/20	$1,330,955	$1,133,136
3/20	$1,117,576	$958,608
4/20	$1,213,230	$1,046,391
5/20	$1,232,025	$1,054,428
6/20	$1,346,480	$1,131,938
7/20	$1,477,275	$1,233,090
8/20	$1,537,762	$1,260,347
9/20	$1,514,865	$1,240,132
10/20	$1,564,748	$1,265,682
11/20	$1,703,740	$1,382,742
12/20	$1,827,390	$1,484,392
1/21	$1,863,527	$1,529,900
2/21	$1,895,549	$1,541,602
3/21	$1,871,751	$1,518,320
4/21	$1,873,408	$1,556,123
5/21	$1,902,953	$1,592,210
6/21	$1,898,043	$1,594,954
7/21	$1,800,367	$1,487,616
8/21	$1,828,279	$1,526,554
9/21	$1,741,257	$1,465,888
10/21	$1,759,319	$1,480,346
11/21	$1,679,685	$1,420,017
12/21	$1,691,715	$1,446,662
1/22	$1,680,134	$1,419,278
2/22	$1,586,655	$1,376,855
3/22	$1,536,193	$1,345,758
4/22	$1,409,625	$1,270,898
5/22	$1,407,143	$1,276,494
6/22	$1,307,046	$1,191,671
7/22	$1,345,927	$1,188,744
8/22	$1,344,272	$1,193,707
9/22	$1,191,232	$1,053,766
10/22	$1,168,896	$1,021,048
11/22	$1,358,335	$1,172,488
12/22	$1,309,689	$1,156,008
1/23	$1,446,410	$1,247,288
2/23	$1,326,362	$1,166,411
3/23	$1,368,879	$1,201,738
4/23	$1,348,038	$1,188,119
5/23	$1,308,855	$1,168,163
6/23	$1,363,877	$1,212,518
7/23	$1,433,072	$1,287,999
8/23	$1,336,366	$1,208,658
9/23	$1,279,677	$1,177,049
10/23	$1,238,828	$1,131,315
11/23	$1,328,863	$1,221,854
12/23	$1,371,614	$1,269,621
1/24	$1,307,661	$1,210,668
2/24	$1,358,150	$1,268,263
3/24	$1,400,224	$1,299,690
4/24	$1,399,383	$1,305,505
5/24	$1,424,627	$1,312,879
6/24	$1,474,274	$1,364,663
7/24	$1,481,848	$1,368,725
8/24	$1,483,531	$1,390,823
9/24	$1,581,882	$1,483,696

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	23.62%	3.74%	4.69%
MSCI Emerging Markets Index (net of foreign withholding taxes)	26.05%	5.74%	4.02%

Material Change Date		Sep. 30, 2023
AssetsNet	$ 1,486,454,881
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 11,919,013
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,486,454,881
# of Portfolio Holdings	61
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$11,919,013

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	11.3%
Canada	2.2%
Singapore	2.5%
Hungary	3.1%
Hong Kong	4.7%
Brazil	5.1%
South Africa	5.4%
South Korea	10.8%
India	14.9%
Taiwan	15.9%
China	24.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	5.4%
HDFC Bank Ltd.	3.1%
Richter Gedeon Nyrt	3.1%
Itausa SA, PFC Shares	2.9%
ICICI Bank Ltd.	2.9%
Infosys Ltd.	2.8%
KB Financial Group, Inc.	2.4%
NARI Technology Co. Ltd., Class A	2.3%
Total	39.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

In September 2024, the Fund's Board of Directors approved the termination of the investment sub-advisory agreement between Calvert Research and Management (CRM) and Hermes Investment Management Limited, which is expected to be effective November 11, 2024. CRM will continue to serve as the Fund's investment adviser.

Effective November 11, 2024, the Fund revised its responsible investing criteria to follow the Calvert Principles for Responsible Investment.

Material Fund Change Risks Change [Text Block]

In September 2024, the Fund's Board of Directors approved the termination of the investment sub-advisory agreement between Calvert Research and Management (CRM) and Hermes Investment Management Limited, which is expected to be effective November 11, 2024. CRM will continue to serve as the Fund's investment adviser.

Effective November 11, 2024, the Fund revised its responsible investing criteria to follow the Calvert Principles for Responsible Investment.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000199810
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	CVMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Emerging Markets Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$107	0.96%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ An underweight position in Alibaba Group Holding Ltd. hurt returns as Chinese e-commerce benefited from government stimulus. The stock was sold by period-end

↓ An overweight position in Samsung Electronics Co., a leading memory chipmaker, detracted from returns relative to the Index as analysts forecasted a slowdown in demand for smartphones and PCs

↓ An overweight position in Shenzhen Inovance Technology Co., an industrial automation firm, detracted from returns relative to the Index due to a downturn in demand for solar-driven products as well as competitive pricing pressures

↑ Taiwan Semiconductor Manufacturing Co. contributed to returns as its technological leadership was seen as key for AI semiconductors

↑ Micron Technology, Inc., a maker of computer memory and data storage products, helped returns as price hikes for memory chips led to strong sales and earnings

↑ An allocation to Lotes Co., a supplier of connectors and sockets, aided returns on solid revenue and gross margins driven by demand for PCs and server sockets

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI Emerging Markets Index
9/14	$5,000,000	$5,000,000
10/14	$5,135,747	$5,058,954
11/14	$5,135,747	$5,005,444
12/14	$4,914,889	$4,774,764
1/15	$5,008,879	$4,803,386
2/15	$5,122,450	$4,952,112
3/15	$5,106,785	$4,881,691
4/15	$5,353,509	$5,257,167
5/15	$5,337,844	$5,046,636
6/15	$5,118,534	$4,915,567
7/15	$4,875,727	$4,574,826
8/15	$4,429,275	$4,161,047
9/15	$4,303,955	$4,035,867
10/15	$4,601,590	$4,323,761
11/15	$4,566,343	$4,155,101
12/15	$4,551,795	$4,062,477
1/16	$4,325,791	$3,798,927
2/16	$4,298,036	$3,792,711
3/16	$4,730,219	$4,294,591
4/16	$4,698,499	$4,317,931
5/16	$4,611,270	$4,156,864
6/16	$4,726,254	$4,323,002
7/16	$4,920,538	$4,540,543
8/16	$5,027,592	$4,653,385
9/16	$5,178,262	$4,713,221
10/16	$5,166,367	$4,724,459
11/16	$4,928,468	$4,506,988
12/16	$4,862,740	$4,516,940
1/17	$5,098,679	$4,764,120
2/17	$5,222,647	$4,909,959
3/17	$5,478,580	$5,033,903
4/17	$5,654,535	$5,144,112
5/17	$5,914,467	$5,296,195
6/17	$6,050,432	$5,349,509
7/17	$6,306,366	$5,668,391
8/17	$6,566,298	$5,794,827
9/17	$6,590,292	$5,771,785
10/17	$6,766,247	$5,974,120
11/17	$6,778,244	$5,986,112
12/17	$7,036,934	$6,200,996
1/18	$7,534,131	$6,717,823
2/18	$7,209,349	$6,408,002
3/18	$7,189,301	$6,288,855
4/18	$6,940,703	$6,261,032
5/18	$6,720,172	$6,039,178
6/18	$6,387,371	$5,788,269
7/18	$6,487,612	$5,915,421
8/18	$6,367,323	$5,755,473
9/18	$6,303,168	$5,724,927
10/18	$5,793,943	$5,226,385
11/18	$6,106,004	$5,441,763
12/18	$5,955,690	$5,297,604
1/19	$6,447,258	$5,761,449
2/19	$6,496,009	$5,774,402
3/19	$6,626,010	$5,822,866
4/19	$6,825,075	$5,945,448
5/19	$6,260,381	$5,514,038
6/19	$6,719,449	$5,858,175
7/19	$6,638,198	$5,786,542
8/19	$6,414,758	$5,504,409
9/19	$6,577,260	$5,609,487
10/19	$6,853,513	$5,846,021
11/19	$6,877,888	$5,837,977
12/19	$7,314,394	$6,273,521
1/20	$6,933,521	$5,981,083
2/20	$6,650,938	$5,665,682
3/20	$5,586,133	$4,793,038
4/20	$6,065,295	$5,231,955
5/20	$6,159,489	$5,272,140
6/20	$6,732,846	$5,659,690
7/20	$7,384,016	$6,165,450
8/20	$7,687,076	$6,301,735
9/20	$7,572,404	$6,200,659
10/20	$7,822,224	$6,328,411
11/20	$8,518,443	$6,913,710
12/20	$9,138,979	$7,421,961
1/21	$9,320,030	$7,649,502
2/21	$9,480,507	$7,708,010
3/21	$9,361,178	$7,591,599
4/21	$9,369,408	$7,780,613
5/21	$9,521,655	$7,961,048
6/21	$9,496,966	$7,974,768
7/21	$9,011,420	$7,438,079
8/21	$9,147,208	$7,632,772
9/21	$8,715,154	$7,329,441
10/21	$8,805,679	$7,401,730
11/21	$8,406,543	$7,100,085
12/21	$8,464,847	$7,233,308
1/22	$8,410,878	$7,096,388
2/22	$7,941,762	$6,884,276
3/22	$7,688,523	$6,728,790
4/22	$7,057,499	$6,354,492
5/22	$7,045,045	$6,382,470
6/22	$6,542,717	$5,958,357
7/22	$6,737,836	$5,943,720
8/22	$6,733,684	$5,968,534
9/22	$5,965,662	$5,268,829
10/22	$5,853,573	$5,105,241
11/22	$6,804,259	$5,862,438
12/22	$6,562,737	$5,780,038
1/23	$7,245,395	$6,236,438
2/23	$6,642,311	$5,832,053
3/23	$6,855,903	$6,008,690
4/23	$6,755,389	$5,940,595
5/23	$6,558,549	$5,840,815
6/23	$6,834,963	$6,062,590
7/23	$7,178,386	$6,439,995
8/23	$6,696,756	$6,043,290
9/23	$6,416,154	$5,885,244
10/23	$6,210,937	$5,656,574
11/23	$6,663,251	$6,109,270
12/23	$6,878,060	$6,348,107
1/24	$6,552,146	$6,053,342
2/24	$6,806,105	$6,341,314
3/24	$7,017,738	$6,498,449
4/24	$7,013,505	$6,527,525
5/24	$7,144,717	$6,564,394
6/24	$7,394,444	$6,823,317
7/24	$7,432,538	$6,843,623
8/24	$7,441,003	$6,954,117
9/24	$7,931,991	$7,418,478

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	23.63%	3.81%	4.72%
MSCI Emerging Markets Index (net of foreign withholding taxes)	26.05%	5.74%	4.02%

Material Change Date		Sep. 30, 2023
AssetsNet	$ 1,486,454,881
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 11,919,013
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,486,454,881
# of Portfolio Holdings	61
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$11,919,013

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	11.3%
Canada	2.2%
Singapore	2.5%
Hungary	3.1%
Hong Kong	4.7%
Brazil	5.1%
South Africa	5.4%
South Korea	10.8%
India	14.9%
Taiwan	15.9%
China	24.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	5.4%
HDFC Bank Ltd.	3.1%
Richter Gedeon Nyrt	3.1%
Itausa SA, PFC Shares	2.9%
ICICI Bank Ltd.	2.9%
Infosys Ltd.	2.8%
KB Financial Group, Inc.	2.4%
NARI Technology Co. Ltd., Class A	2.3%
Total	39.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

In September 2024, the Fund's Board of Directors approved the termination of the investment sub-advisory agreement between Calvert Research and Management (CRM) and Hermes Investment Management Limited, which is expected to be effective November 11, 2024. CRM will continue to serve as the Fund's investment adviser.

Effective November 11, 2024, the Fund revised its responsible investing criteria to follow the Calvert Principles for Responsible Investment.

Material Fund Change Risks Change [Text Block]

In September 2024, the Fund's Board of Directors approved the termination of the investment sub-advisory agreement between Calvert Research and Management (CRM) and Hermes Investment Management Limited, which is expected to be effective November 11, 2024. CRM will continue to serve as the Fund's investment adviser.

Effective November 11, 2024, the Fund revised its responsible investing criteria to follow the Calvert Principles for Responsible Investment.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000023776
Shareholder Report [Line Items]
Fund Name	Calvert International Equity Fund
Class Name	Class A
Trading Symbol	CWVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert International Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.14%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index (the Index):

↑ Recruit Holdings Co., a Japanese information technology recruiter, contributed to returns as fears of a recession receded and employment trends were strong

↑ Taiwan Semiconductor Manufacturing Co. helped returns as demand for its high-end semiconductors surged during a rise in artificial intelligence applications

↑ Safran SA, a French aeroengine maker, aided returns as air travel continued to recover and weak new aircraft production drove demand for spare parts and service

↑ Schneider Electric SE, a French maker of power distribution equipment, aided returns as electrical grid and data center demand boomed during the period

↓ Nestle SA, a consumer staples company, detracted from Index-relative returns as high inflation weakened consumer buying power during the period

↓ Reckitt Benckiser Group, a U.K. consumer staples company, hampered returns as U.S. litigation involving its baby formula business worried investors

↓ Sartorius AG, a German life sciences equipment supplier, hampered performance amid a downturn in demand for its products following the COVID pandemic

↓ Kose Corp., a Japanese cosmetics maker, hurt returns amid weak Chinese sales and fears that tainted water was used in production. Kose was sold by period-end

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI EAFE Index
9/14	$9,475	$10,000
10/14	$9,498	$9,855
11/14	$9,515	$9,989
12/14	$9,189	$9,643
1/15	$9,293	$9,690
2/15	$9,813	$10,269
3/15	$9,622	$10,113
4/15	$10,015	$10,526
5/15	$10,009	$10,472
6/15	$9,813	$10,176
7/15	$10,038	$10,387
8/15	$9,345	$9,623
9/15	$9,022	$9,134
10/15	$9,582	$9,848
11/15	$9,362	$9,695
12/15	$9,165	$9,564
1/16	$8,670	$8,873
2/16	$8,344	$8,710
3/16	$8,845	$9,277
4/16	$8,996	$9,545
5/16	$8,990	$9,459
6/16	$8,536	$9,141
7/16	$8,874	$9,605
8/16	$8,885	$9,611
9/16	$9,025	$9,729
10/16	$8,839	$9,530
11/16	$8,594	$9,341
12/16	$8,813	$9,660
1/17	$8,998	$9,940
2/17	$9,034	$10,082
3/17	$9,334	$10,360
4/17	$9,669	$10,623
5/17	$9,891	$11,013
6/17	$9,891	$10,994
7/17	$10,130	$11,311
8/17	$10,052	$11,307
9/17	$10,238	$11,588
10/17	$10,382	$11,764
11/17	$10,508	$11,887
12/17	$10,686	$12,078
1/18	$11,117	$12,684
2/18	$10,649	$12,112
3/18	$10,686	$11,893
4/18	$10,698	$12,165
5/18	$10,631	$11,891
6/18	$10,437	$11,746
7/18	$10,674	$12,035
8/18	$10,613	$11,803
9/18	$10,649	$11,905
10/18	$9,702	$10,958
11/18	$9,963	$10,944
12/18	$9,459	$10,413
1/19	$9,902	$11,097
2/19	$10,326	$11,380
3/19	$10,572	$11,452
4/19	$10,978	$11,774
5/19	$10,486	$11,208
6/19	$11,236	$11,873
7/19	$11,101	$11,722
8/19	$10,978	$11,419
9/19	$11,174	$11,746
10/19	$11,611	$12,168
11/19	$11,875	$12,305
12/19	$12,363	$12,705
1/20	$12,214	$12,440
2/20	$11,581	$11,315
3/20	$10,129	$9,805
4/20	$10,737	$10,438
5/20	$11,463	$10,893
6/20	$11,916	$11,264
7/20	$12,183	$11,526
8/20	$12,785	$12,119
9/20	$12,630	$11,804
10/20	$12,121	$11,333
11/20	$13,858	$13,089
12/20	$14,545	$13,698
1/21	$14,302	$13,552
2/21	$14,569	$13,856
3/21	$14,731	$14,175
4/21	$15,297	$14,601
5/21	$15,937	$15,077
6/21	$15,664	$14,908
7/21	$15,918	$15,020
8/21	$16,267	$15,285
9/21	$15,583	$14,841
10/21	$16,323	$15,206
11/21	$15,564	$14,498
12/21	$16,290	$15,241
1/22	$15,208	$14,504
2/22	$14,657	$14,248
3/22	$14,670	$14,339
4/22	$13,734	$13,412
5/22	$13,767	$13,512
6/22	$12,626	$12,259
7/22	$13,555	$12,869
8/22	$12,466	$12,258
9/22	$11,331	$11,111
10/22	$11,995	$11,709
11/22	$13,502	$13,028
12/22	$13,164	$13,038
1/23	$14,279	$14,094
2/23	$13,885	$13,800
3/23	$14,470	$14,142
4/23	$14,857	$14,541
5/23	$14,504	$13,926
6/23	$15,007	$14,560
7/23	$15,156	$15,031
8/23	$14,306	$14,455
9/23	$13,477	$13,961
10/23	$12,899	$13,395
11/23	$14,157	$14,638
12/23	$15,183	$15,416
1/24	$14,957	$15,505
2/24	$15,197	$15,789
3/24	$15,636	$16,308
4/24	$15,245	$15,890
5/24	$16,006	$16,506
6/24	$15,759	$16,239
7/24	$16,081	$16,716
8/24	$16,774	$17,259
9/24	$16,998	$17,419

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	26.09%	8.74%	6.01%
Class A with 5.25% Maximum Sales Charge	19.46%	7.57%	5.44%
MSCI EAFE Index (net of foreign withholding taxes)	24.77%	8.19%	5.70%

AssetsNet	$ 1,112,704,495
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 6,150,824
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,112,704,495
# of Portfolio Holdings	48
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$6,150,824

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	13.4%
Hong Kong	3.3%
United States	3.4%
Denmark	5.0%
Netherlands	7.0%
Germany	7.2%
Switzerland	8.2%
Japan	8.4%
Spain	8.8%
France	12.9%
United Kingdom	22.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	4.9%
ASML Holding NV	3.9%
Iberdrola SA	3.7%
AstraZeneca PLC	3.7%
Siemens AG	3.5%
Compass Group PLC	3.4%
AIA Group Ltd.	3.3%
Novo Nordisk AS, Class B	3.3%
IMCD NV	3.1%
Reckitt Benckiser Group PLC	3.1%
Total	35.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023778
Shareholder Report [Line Items]
Fund Name	Calvert International Equity Fund
Class Name	Class C
Trading Symbol	CWVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert International Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$213	1.89%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index (the Index):

↑ Recruit Holdings Co., a Japanese information technology recruiter, contributed to returns as fears of a recession receded and employment trends were strong

↑ Taiwan Semiconductor Manufacturing Co. helped returns as demand for its high-end semiconductors surged during a rise in artificial intelligence applications

↑ Safran SA, a French aeroengine maker, aided returns as air travel continued to recover and weak new aircraft production drove demand for spare parts and service

↑ Schneider Electric SE, a French maker of power distribution equipment, aided returns as electrical grid and data center demand boomed during the period

↓ Nestle SA, a consumer staples company, detracted from Index-relative returns as high inflation weakened consumer buying power during the period

↓ Reckitt Benckiser Group, a U.K. consumer staples company, hampered returns as U.S. litigation involving its baby formula business worried investors

↓ Sartorius AG, a German life sciences equipment supplier, hampered performance amid a downturn in demand for its products following the COVID pandemic

↓ Kose Corp., a Japanese cosmetics maker, hurt returns amid weak Chinese sales and fears that tainted water was used in production. Kose was sold by period-end

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI EAFE Index
9/14	$10,000	$10,000
10/14	$10,007	$9,855
11/14	$10,028	$9,989
12/14	$9,671	$9,643
1/15	$9,769	$9,690
2/15	$10,315	$10,269
3/15	$10,105	$10,113
4/15	$10,511	$10,526
5/15	$10,497	$10,472
6/15	$10,287	$10,176
7/15	$10,511	$10,387
8/15	$9,783	$9,623
9/15	$9,433	$9,134
10/15	$10,014	$9,848
11/15	$9,783	$9,695
12/15	$9,573	$9,564
1/16	$9,045	$8,873
2/16	$8,700	$8,710
3/16	$9,214	$9,277
4/16	$9,369	$9,545
5/16	$9,354	$9,459
6/16	$8,876	$9,141
7/16	$9,228	$9,605
8/16	$9,228	$9,611
9/16	$9,369	$9,729
10/16	$9,171	$9,530
11/16	$8,911	$9,341
12/16	$9,127	$9,660
1/17	$9,313	$9,940
2/17	$9,349	$10,082
3/17	$9,651	$10,360
4/17	$9,996	$10,623
5/17	$10,219	$11,013
6/17	$10,212	$10,994
7/17	$10,449	$11,311
8/17	$10,363	$11,307
9/17	$10,549	$11,588
10/17	$10,686	$11,764
11/17	$10,815	$11,887
12/17	$10,991	$12,078
1/18	$11,427	$12,684
2/18	$10,941	$12,112
3/18	$10,970	$11,893
4/18	$10,970	$12,165
5/18	$10,904	$11,891
6/18	$10,694	$11,746
7/18	$10,926	$12,035
8/18	$10,861	$11,803
9/18	$10,890	$11,905
10/18	$9,917	$10,958
11/18	$10,178	$10,944
12/18	$9,656	$10,413
1/19	$10,101	$11,097
2/19	$10,532	$11,380
3/19	$10,773	$11,452
4/19	$11,174	$11,774
5/19	$10,671	$11,208
6/19	$11,422	$11,873
7/19	$11,284	$11,722
8/19	$11,152	$11,419
9/19	$11,342	$11,746
10/19	$11,780	$12,168
11/19	$12,035	$12,305
12/19	$12,524	$12,705
1/20	$12,363	$12,440
2/20	$11,719	$11,315
3/20	$10,239	$9,805
4/20	$10,847	$10,438
5/20	$11,580	$10,893
6/20	$12,026	$11,264
7/20	$12,283	$11,526
8/20	$12,883	$12,119
9/20	$12,722	$11,804
10/20	$12,202	$11,333
11/20	$13,945	$13,089
12/20	$14,626	$13,698
1/21	$14,370	$13,552
2/21	$14,626	$13,856
3/21	$14,787	$14,175
4/21	$15,344	$14,601
5/21	$15,974	$15,077
6/21	$15,696	$14,908
7/21	$15,937	$15,020
8/21	$16,274	$15,285
9/21	$15,586	$14,841
10/21	$16,311	$15,206
11/21	$15,542	$14,498
12/21	$16,259	$15,241
1/22	$15,167	$14,504
2/22	$14,617	$14,248
3/22	$14,609	$14,339
4/22	$13,674	$13,412
5/22	$13,698	$13,512
6/22	$12,550	$12,259
7/22	$13,470	$12,869
8/22	$12,377	$12,258
9/22	$11,246	$11,111
10/22	$11,898	$11,709
11/22	$13,383	$13,028
12/22	$13,043	$13,038
1/23	$14,134	$14,094
2/23	$13,741	$13,800
3/23	$14,310	$14,142
4/23	$14,679	$14,541
5/23	$14,326	$13,926
6/23	$14,816	$14,560
7/23	$14,944	$15,031
8/23	$14,102	$14,455
9/23	$13,275	$13,961
10/23	$12,698	$13,395
11/23	$13,925	$14,638
12/23	$14,923	$15,416
1/24	$14,698	$15,505
2/24	$14,923	$15,789
3/24	$15,341	$16,308
4/24	$14,947	$15,890
5/24	$15,687	$16,506
6/24	$15,430	$16,239
7/24	$15,743	$16,716
8/24	$16,403	$17,259
9/24	$16,865	$17,419

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C	25.14%	7.92%	5.36%
Class C with 1% Maximum Deferred Sales Charge	24.14%	7.92%	5.36%
MSCI EAFE Index (net of foreign withholding taxes)	24.77%	8.19%	5.70%

AssetsNet	$ 1,112,704,495
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 6,150,824
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,112,704,495
# of Portfolio Holdings	48
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$6,150,824

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	13.4%
Hong Kong	3.3%
United States	3.4%
Denmark	5.0%
Netherlands	7.0%
Germany	7.2%
Switzerland	8.2%
Japan	8.4%
Spain	8.8%
France	12.9%
United Kingdom	22.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	4.9%
ASML Holding NV	3.9%
Iberdrola SA	3.7%
AstraZeneca PLC	3.7%
Siemens AG	3.5%
Compass Group PLC	3.4%
AIA Group Ltd.	3.3%
Novo Nordisk AS, Class B	3.3%
IMCD NV	3.1%
Reckitt Benckiser Group PLC	3.1%
Total	35.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023779
Shareholder Report [Line Items]
Fund Name	Calvert International Equity Fund
Class Name	Class I
Trading Symbol	CWVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert International Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.89%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index (the Index):

↑ Recruit Holdings Co., a Japanese information technology recruiter, contributed to returns as fears of a recession receded and employment trends were strong

↑ Taiwan Semiconductor Manufacturing Co. helped returns as demand for its high-end semiconductors surged during a rise in artificial intelligence applications

↑ Safran SA, a French aeroengine maker, aided returns as air travel continued to recover and weak new aircraft production drove demand for spare parts and service

↑ Schneider Electric SE, a French maker of power distribution equipment, aided returns as electrical grid and data center demand boomed during the period

↓ Nestle SA, a consumer staples company, detracted from Index-relative returns as high inflation weakened consumer buying power during the period

↓ Reckitt Benckiser Group, a U.K. consumer staples company, hampered returns as U.S. litigation involving its baby formula business worried investors

↓ Sartorius AG, a German life sciences equipment supplier, hampered performance amid a downturn in demand for its products following the COVID pandemic

↓ Kose Corp., a Japanese cosmetics maker, hurt returns amid weak Chinese sales and fears that tainted water was used in production. Kose was sold by period-end

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI EAFE Index
9/14	$1,000,000	$1,000,000
10/14	$1,002,827	$985,480
11/14	$1,005,662	$998,885
12/14	$971,667	$964,282
1/15	$983,115	$968,996
2/15	$1,038,618	$1,026,923
3/15	$1,019,154	$1,011,323
4/15	$1,060,923	$1,052,614
5/15	$1,060,343	$1,047,226
6/15	$1,040,323	$1,017,555
7/15	$1,064,367	$1,038,682
8/15	$991,112	$962,274
9/15	$957,355	$913,414
10/15	$1,016,870	$984,815
11/15	$994,559	$969,494
12/15	$974,027	$956,431
1/16	$921,102	$887,268
2/16	$886,789	$871,012
3/16	$940,291	$927,687
4/16	$957,156	$954,545
5/16	$956,569	$945,873
6/16	$908,300	$914,123
7/16	$944,927	$960,451
8/16	$946,665	$961,133
9/16	$961,782	$972,940
10/16	$942,586	$953,039
11/16	$916,414	$934,058
12/16	$939,866	$965,997
1/17	$960,289	$994,019
2/17	$963,891	$1,008,233
3/17	$996,316	$1,035,988
4/17	$1,032,945	$1,062,349
5/17	$1,056,375	$1,101,341
6/17	$1,056,966	$1,099,393
7/17	$1,082,787	$1,131,106
8/17	$1,074,977	$1,130,680
9/17	$1,095,397	$1,158,812
10/17	$1,110,420	$1,176,408
11/17	$1,124,827	$1,188,748
12/17	$1,143,888	$1,207,828
1/18	$1,190,296	$1,268,412
2/18	$1,140,820	$1,211,161
3/18	$1,145,091	$1,189,332
4/18	$1,146,305	$1,216,487
5/18	$1,140,209	$1,189,143
6/18	$1,119,447	$1,174,615
7/18	$1,145,089	$1,203,529
8/18	$1,138,975	$1,180,286
9/18	$1,143,244	$1,190,529
10/18	$1,042,481	$1,095,772
11/18	$1,070,568	$1,094,392
12/18	$1,016,841	$1,041,266
1/19	$1,064,519	$1,109,698
2/19	$1,110,338	$1,137,985
3/19	$1,136,957	$1,145,161
4/19	$1,180,300	$1,177,358
5/19	$1,128,285	$1,120,814
6/19	$1,209,413	$1,187,307
7/19	$1,195,164	$1,172,232
8/19	$1,182,149	$1,141,864
9/19	$1,203,193	$1,174,585
10/19	$1,250,880	$1,216,787
11/19	$1,278,747	$1,230,504
12/19	$1,332,668	$1,270,495
1/20	$1,316,372	$1,243,957
2/20	$1,248,117	$1,131,507
3/20	$1,091,563	$980,486
4/20	$1,157,313	$1,043,828
5/20	$1,236,857	$1,089,282
6/20	$1,285,707	$1,126,371
7/20	$1,314,510	$1,152,626
8/20	$1,379,648	$1,211,883
9/20	$1,363,376	$1,180,394
10/20	$1,308,897	$1,133,263
11/20	$1,496,781	$1,308,934
12/20	$1,571,440	$1,369,794
1/21	$1,545,658	$1,355,200
2/21	$1,574,565	$1,385,596
3/21	$1,592,797	$1,417,456
4/21	$1,653,797	$1,460,106
5/21	$1,723,605	$1,507,722
6/21	$1,694,677	$1,490,754
7/21	$1,722,357	$1,501,979
8/21	$1,760,716	$1,528,472
9/21	$1,687,143	$1,484,115
10/21	$1,767,004	$1,520,617
11/21	$1,685,885	$1,449,842
12/21	$1,764,489	$1,524,079
1/22	$1,647,258	$1,450,430
2/22	$1,588,308	$1,424,784
3/22	$1,589,648	$1,433,942
4/22	$1,488,494	$1,341,173
5/22	$1,492,514	$1,351,228
6/22	$1,369,254	$1,225,851
7/22	$1,470,407	$1,286,935
8/22	$1,352,507	$1,225,812
9/22	$1,229,247	$1,111,141
10/22	$1,301,595	$1,170,892
11/22	$1,466,388	$1,302,777
12/22	$1,429,709	$1,303,824
1/23	$1,550,568	$1,409,404
2/23	$1,508,679	$1,379,994
3/23	$1,572,542	$1,414,196
4/23	$1,614,431	$1,454,123
5/23	$1,576,662	$1,392,587
6/23	$1,631,598	$1,455,963
7/23	$1,648,079	$1,503,073
8/23	$1,556,061	$1,445,487
9/23	$1,466,104	$1,396,112
10/23	$1,403,614	$1,339,511
11/23	$1,540,954	$1,463,842
12/23	$1,652,172	$1,541,614
1/24	$1,628,600	$1,550,486
2/24	$1,654,946	$1,578,867
3/24	$1,702,784	$1,630,795
4/24	$1,660,492	$1,589,032
5/24	$1,744,383	$1,650,584
6/24	$1,717,344	$1,623,937
7/24	$1,753,396	$1,671,578
8/24	$1,828,275	$1,725,931
9/24	$1,853,393	$1,741,869

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	26.41%	9.01%	6.36%
MSCI EAFE Index (net of foreign withholding taxes)	24.77%	8.19%	5.70%

AssetsNet	$ 1,112,704,495
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 6,150,824
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,112,704,495
# of Portfolio Holdings	48
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$6,150,824

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	13.4%
Hong Kong	3.3%
United States	3.4%
Denmark	5.0%
Netherlands	7.0%
Germany	7.2%
Switzerland	8.2%
Japan	8.4%
Spain	8.8%
France	12.9%
United Kingdom	22.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	4.9%
ASML Holding NV	3.9%
Iberdrola SA	3.7%
AstraZeneca PLC	3.7%
Siemens AG	3.5%
Compass Group PLC	3.4%
AIA Group Ltd.	3.3%
Novo Nordisk AS, Class B	3.3%
IMCD NV	3.1%
Reckitt Benckiser Group PLC	3.1%
Total	35.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000211925
Shareholder Report [Line Items]
Fund Name	Calvert International Equity Fund
Class Name	Class R6
Trading Symbol	CIESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert International Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$96	0.85%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index (the Index):

↑ Recruit Holdings Co., a Japanese information technology recruiter, contributed to returns as fears of a recession receded and employment trends were strong

↑ Taiwan Semiconductor Manufacturing Co. helped returns as demand for its high-end semiconductors surged during a rise in artificial intelligence applications

↑ Safran SA, a French aeroengine maker, aided returns as air travel continued to recover and weak new aircraft production drove demand for spare parts and service

↑ Schneider Electric SE, a French maker of power distribution equipment, aided returns as electrical grid and data center demand boomed during the period

↓ Nestle SA, a consumer staples company, detracted from Index-relative returns as high inflation weakened consumer buying power during the period

↓ Reckitt Benckiser Group, a U.K. consumer staples company, hampered returns as U.S. litigation involving its baby formula business worried investors

↓ Sartorius AG, a German life sciences equipment supplier, hampered performance amid a downturn in demand for its products following the COVID pandemic

↓ Kose Corp., a Japanese cosmetics maker, hurt returns amid weak Chinese sales and fears that tainted water was used in production. Kose was sold by period-end

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Index
9/14	$5,000,000	$5,000,000
10/14	$5,014,140	$4,927,402
11/14	$5,028,281	$4,994,423
12/14	$4,858,272	$4,821,409
1/15	$4,915,495	$4,844,979
2/15	$5,193,029	$5,134,616
3/15	$5,095,749	$5,056,615
4/15	$5,304,615	$5,263,072
5/15	$5,301,754	$5,236,131
6/15	$5,201,613	$5,087,773
7/15	$5,321,782	$5,193,412
8/15	$4,955,552	$4,811,369
9/15	$4,786,743	$4,567,069
10/15	$5,084,305	$4,924,074
11/15	$4,972,719	$4,847,471
12/15	$4,870,103	$4,782,156
1/16	$4,605,518	$4,436,339
2/16	$4,433,974	$4,355,062
3/16	$4,701,466	$4,638,435
4/16	$4,785,785	$4,772,723
5/16	$4,782,877	$4,729,366
6/16	$4,541,553	$4,570,613
7/16	$4,724,727	$4,802,255
8/16	$4,733,449	$4,805,665
9/16	$4,809,045	$4,864,699
10/16	$4,713,097	$4,765,193
11/16	$4,582,258	$4,670,289
12/16	$4,699,492	$4,829,987
1/17	$4,801,590	$4,970,093
2/17	$4,819,607	$5,041,163
3/17	$4,981,762	$5,179,940
4/17	$5,164,937	$5,311,743
5/17	$5,282,049	$5,506,705
6/17	$5,285,052	$5,496,966
7/17	$5,414,175	$5,655,530
8/17	$5,375,138	$5,653,399
9/17	$5,477,236	$5,794,059
10/17	$5,552,307	$5,882,040
11/17	$5,624,376	$5,943,738
12/17	$5,719,678	$6,039,142
1/18	$5,951,763	$6,342,062
2/18	$5,704,409	$6,055,807
3/18	$5,725,786	$5,946,659
4/18	$5,731,893	$6,082,437
5/18	$5,701,356	$5,945,716
6/18	$5,597,528	$5,873,076
7/18	$5,725,786	$6,017,644
8/18	$5,695,248	$5,901,428
9/18	$5,716,624	$5,952,645
10/18	$5,212,755	$5,478,862
11/18	$5,353,228	$5,471,958
12/18	$5,084,622	$5,206,328
1/19	$5,323,060	$5,548,489
2/19	$5,552,209	$5,689,927
3/19	$5,685,363	$5,725,806
4/19	$5,905,222	$5,886,789
5/19	$5,642,010	$5,604,071
6/19	$6,047,665	$5,936,535
7/19	$5,976,443	$5,861,160
8/19	$5,911,415	$5,709,321
9/19	$6,019,796	$5,872,927
10/19	$6,255,138	$6,083,936
11/19	$6,397,581	$6,152,522
12/19	$6,666,271	$6,352,477
1/20	$6,584,746	$6,219,787
2/20	$6,246,102	$5,657,533
3/20	$5,462,203	$4,902,432
4/20	$5,791,441	$5,219,142
5/20	$6,189,661	$5,446,408
6/20	$6,434,237	$5,631,856
7/20	$6,578,475	$5,763,129
8/20	$6,904,576	$6,059,416
9/20	$6,823,051	$5,901,972
10/20	$6,550,254	$5,666,313
11/20	$7,490,932	$6,544,668
12/20	$7,866,260	$6,848,969
1/21	$7,737,047	$6,776,000
2/21	$7,878,866	$6,927,981
3/21	$7,970,261	$7,087,278
4/21	$8,279,113	$7,300,531
5/21	$8,628,934	$7,538,608
6/21	$8,483,963	$7,453,770
7/21	$8,622,631	$7,509,893
8/21	$8,814,876	$7,642,362
9/21	$8,446,145	$7,420,573
10/21	$8,849,543	$7,603,085
11/21	$8,439,842	$7,249,209
12/21	$8,833,901	$7,620,396
1/22	$8,249,231	$7,252,149
2/22	$7,953,535	$7,123,920
3/22	$7,960,256	$7,169,709
4/22	$7,452,869	$6,705,866
5/22	$7,476,390	$6,756,139
6/22	$6,854,758	$6,129,253
7/22	$7,365,505	$6,434,673
8/22	$6,770,753	$6,129,061
9/22	$6,159,202	$5,555,706
10/22	$6,518,740	$5,854,462
11/22	$7,341,983	$6,513,884
12/22	$7,160,170	$6,519,118
1/23	$7,766,905	$7,047,018
2/23	$7,556,616	$6,899,971
3/23	$7,877,221	$7,070,980
4/23	$8,087,510	$7,270,614
5/23	$7,897,905	$6,962,935
6/23	$8,173,694	$7,279,815
7/23	$8,256,431	$7,515,365
8/23	$7,794,484	$7,227,433
9/23	$7,346,327	$6,980,561
10/23	$7,032,617	$6,697,556
11/23	$7,718,642	$7,319,209
12/23	$8,279,948	$7,708,071
1/24	$8,161,514	$7,752,430
2/24	$8,290,398	$7,894,334
3/24	$8,530,750	$8,153,976
4/24	$8,321,749	$7,945,162
5/24	$8,739,752	$8,252,918
6/24	$8,607,384	$8,119,684
7/24	$8,785,036	$8,357,888
8/24	$9,164,722	$8,629,654
9/24	$9,290,123	$8,709,344

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	26.46%	9.06%	6.39%
MSCI EAFE Index (net of foreign withholding taxes)	24.77%	8.19%	5.70%

AssetsNet	$ 1,112,704,495
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 6,150,824
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,112,704,495
# of Portfolio Holdings	48
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$6,150,824

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	13.4%
Hong Kong	3.3%
United States	3.4%
Denmark	5.0%
Netherlands	7.0%
Germany	7.2%
Switzerland	8.2%
Japan	8.4%
Spain	8.8%
France	12.9%
United Kingdom	22.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	4.9%
ASML Holding NV	3.9%
Iberdrola SA	3.7%
AstraZeneca PLC	3.7%
Siemens AG	3.5%
Compass Group PLC	3.4%
AIA Group Ltd.	3.3%
Novo Nordisk AS, Class B	3.3%
IMCD NV	3.1%
Reckitt Benckiser Group PLC	3.1%
Total	35.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000047589
Shareholder Report [Line Items]
Fund Name	Calvert International Opportunities Fund
Class Name	Class A
Trading Symbol	CIOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert International Opportunities Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$149	1.33%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE SMID Cap Index (the Index):

↑ Zegona Communications PLC contributed to Index-relative returns after completing its acquisition of Vodafone Spain and restructuring its business operations

↑ Addtech AB, a Swedish industrial products group, helped returns on robust growth, profit generation, astute acquisitions, and a favorable market outlook

↑ Sanwa Holdings Corp., a Japanese building materials company, aided Fund performance as domestic demand was strong and price increases led to growth

↑ Volution Group PLC, a U.K.-based ventilation products firm, helped returns as profits rose on the strength of its renovations market and business acquisitions

↓ ATS Corp., a Canadian manufacturer of factory automation systems, detracted from Index-relative performance as its backlog of business declined

↓ SUMCO Corp., a Tokyo-based silicon wafer maker, hampered returns on lower-than-expected earnings due to slowing demand and adjustments to customer inventory

↓ Dip Corp., a Japanese online job-board operator, detracted from returns amid weak demand for job seekers by restaurants and manufacturers that hindered sales

↓ Spark New Zealand Ltd., a New Zealand-based telecommunications company, hampered returns as weak demand for IT services led to lower-than-expected earnings

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI EAFE Index	MSCI EAFE SMID Cap Index
9/14	$9,475	$10,000	$10,000
10/14	$9,371	$9,855	$9,864
11/14	$9,319	$9,989	$9,982
12/14	$9,147	$9,643	$9,876
1/15	$9,165	$9,690	$9,954
2/15	$9,713	$10,269	$10,574
3/15	$9,682	$10,113	$10,426
4/15	$10,073	$10,526	$10,867
5/15	$10,154	$10,472	$10,932
6/15	$9,924	$10,176	$10,720
7/15	$9,868	$10,387	$10,882
8/15	$9,284	$9,623	$10,305
9/15	$9,066	$9,134	$9,918
10/15	$9,545	$9,848	$10,588
11/15	$9,402	$9,695	$10,545
12/15	$9,311	$9,564	$10,529
1/16	$8,690	$8,873	$9,746
2/16	$8,612	$8,710	$9,702
3/16	$9,337	$9,277	$10,457
4/16	$9,453	$9,545	$10,700
5/16	$9,550	$9,459	$10,659
6/16	$8,877	$9,141	$10,147
7/16	$9,291	$9,605	$10,768
8/16	$9,427	$9,611	$10,718
9/16	$9,563	$9,729	$10,958
10/16	$9,401	$9,530	$10,634
11/16	$9,201	$9,341	$10,377
12/16	$9,372	$9,660	$10,668
1/17	$9,647	$9,940	$11,061
2/17	$9,850	$10,082	$11,267
3/17	$10,196	$10,360	$11,506
4/17	$10,746	$10,623	$11,941
5/17	$11,223	$11,013	$12,389
6/17	$11,282	$10,994	$12,384
7/17	$11,772	$11,311	$12,802
8/17	$11,812	$11,307	$12,889
9/17	$12,230	$11,588	$13,214
10/17	$12,381	$11,764	$13,463
11/17	$12,715	$11,887	$13,628
12/17	$12,925	$12,078	$13,952
1/18	$13,706	$12,684	$14,638
2/18	$13,169	$12,112	$14,073
3/18	$13,204	$11,893	$13,860
4/18	$13,281	$12,165	$14,092
5/18	$13,267	$11,891	$13,954
6/18	$13,002	$11,746	$13,694
7/18	$13,162	$12,035	$13,873
8/18	$13,099	$11,803	$13,769
9/18	$13,162	$11,905	$13,716
10/18	$11,815	$10,958	$12,411
11/18	$11,763	$10,944	$12,297
12/18	$11,012	$10,413	$11,587
1/19	$11,756	$11,097	$12,490
2/19	$12,059	$11,380	$12,770
3/19	$12,150	$11,452	$12,801
4/19	$12,514	$11,774	$13,185
5/19	$11,854	$11,208	$12,478
6/19	$12,522	$11,873	$13,110
7/19	$12,188	$11,722	$12,990
8/19	$11,991	$11,419	$12,689
9/19	$12,272	$11,746	$13,044
10/19	$12,711	$12,168	$13,628
11/19	$13,242	$12,305	$13,905
12/19	$13,853	$12,705	$14,411
1/20	$13,492	$12,440	$14,046
2/20	$12,418	$11,315	$12,711
3/20	$10,286	$9,805	$10,609
4/20	$11,329	$10,438	$11,611
5/20	$12,349	$10,893	$12,378
6/20	$12,503	$11,264	$12,615
7/20	$12,963	$11,526	$12,989
8/20	$13,738	$12,119	$13,914
9/20	$13,815	$11,804	$13,729
10/20	$13,401	$11,333	$13,272
11/20	$14,758	$13,089	$15,166
12/20	$15,755	$13,698	$16,045
1/21	$15,447	$13,552	$15,977
2/21	$15,609	$13,856	$16,256
3/21	$15,987	$14,175	$16,617
4/21	$16,866	$14,601	$17,209
5/21	$17,282	$15,077	$17,588
6/21	$16,989	$14,908	$17,347
7/21	$17,676	$15,020	$17,581
8/21	$18,200	$15,285	$17,993
9/21	$17,383	$14,841	$17,352
10/21	$17,961	$15,206	$17,623
11/21	$17,121	$14,498	$16,740
12/21	$17,898	$15,241	$17,450
1/22	$16,232	$14,504	$16,160
2/22	$15,635	$14,248	$15,973
3/22	$15,112	$14,339	$15,959
4/22	$13,877	$13,412	$14,850
5/22	$13,803	$13,512	$14,780
6/22	$12,302	$12,259	$13,243
7/22	$13,562	$12,869	$14,057
8/22	$12,435	$12,258	$13,409
9/22	$11,241	$11,111	$11,902
10/22	$11,780	$11,709	$12,460
11/22	$13,355	$13,028	$13,730
12/22	$13,091	$13,038	$13,817
1/23	$14,031	$14,094	$14,936
2/23	$13,615	$13,800	$14,627
3/23	$13,723	$14,142	$14,700
4/23	$14,048	$14,541	$15,026
5/23	$13,565	$13,926	$14,379
6/23	$13,948	$14,560	$14,788
7/23	$14,389	$15,031	$15,497
8/23	$13,732	$14,455	$14,962
9/23	$12,900	$13,961	$14,342
10/23	$12,251	$13,395	$13,527
11/23	$13,624	$14,638	$14,887
12/23	$14,753	$15,416	$15,897
1/24	$14,196	$15,505	$15,722
2/24	$14,390	$15,789	$15,834
3/24	$14,677	$16,308	$16,387
4/24	$14,095	$15,890	$15,890
5/24	$14,669	$16,506	$16,528
6/24	$14,306	$16,239	$16,039
7/24	$15,327	$16,716	$16,818
8/24	$15,699	$17,259	$17,276
9/24	$15,959	$17,419	$17,683

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	23.72%	5.39%	5.35%
Class A with 5.25% Maximum Sales Charge	17.22%	4.26%	4.78%
MSCI EAFE Index (net of foreign withholding taxes)Footnote Reference1	24.77%	8.19%	5.70%
MSCI EAFE SMID Cap Index (net of foreign withholding taxes)	23.30%	6.27%	5.86%

AssetsNet	$ 381,101,260
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 2,784,424
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$381,101,260
# of Portfolio Holdings	98
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$2,784,424

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	10.8%
Belgium	2.4%
Germany	2.9%
Canada	3.8%
Sweden	4.2%
Netherlands	4.9%
United States	7.1%
Italy	7.2%
Australia	7.6%
United Kingdom	24.4%
Japan	24.7%

Top Ten Holdings (% of total investments)Footnote Referencea

CAR Group Ltd.	1.9%
JTC PLC	1.8%
Diploma PLC	1.8%
Sanwa Holdings Corp.	1.6%
Euronext NV	1.6%
Volution Group PLC	1.6%
IMCD NV	1.5%
BayCurrent, Inc.	1.5%
Games Workshop Group PLC	1.5%
Greggs PLC	1.5%
Total	16.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000047591
Shareholder Report [Line Items]
Fund Name	Calvert International Opportunities Fund
Class Name	Class C
Trading Symbol	COICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert International Opportunities Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$232	2.08%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE SMID Cap Index (the Index):

↓ ATS Corp., a Canadian manufacturer of factory automation systems, detracted from Index-relative performance as its backlog of business declined

↓ SUMCO Corp., a Tokyo-based silicon wafer maker, hampered returns on lower-than-expected earnings due to slowing demand and adjustments to customer inventory

↓ Dip Corp., a Japanese online job-board operator, detracted from returns amid weak demand for job seekers by restaurants and manufacturers that hindered sales

↓ Spark New Zealand Ltd., a New Zealand-based telecommunications company, hampered returns as weak demand for IT services led to lower-than-expected earnings

↑ Zegona Communications PLC contributed to Index-relative returns after completing its acquisition of Vodafone Spain and restructuring its business operations

↑ Addtech AB, a Swedish industrial products group, helped returns on robust growth, profit generation, astute acquisitions, and a favorable market outlook

↑ Sanwa Holdings Corp., a Japanese building materials company, aided Fund performance as domestic demand was strong and price increases led to growth

↑ Volution Group PLC, a U.K.-based ventilation products firm, helped returns as profits rose on the strength of its renovations market and business acquisitions

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI EAFE Index	MSCI EAFE SMID Cap Index
9/14	$10,000	$10,000	$10,000
10/14	$9,888	$9,855	$9,864
11/14	$9,826	$9,989	$9,982
12/14	$9,637	$9,643	$9,876
1/15	$9,651	$9,690	$9,954
2/15	$10,216	$10,269	$10,574
3/15	$10,176	$10,113	$10,426
4/15	$10,581	$10,526	$10,867
5/15	$10,661	$10,472	$10,932
6/15	$10,415	$10,176	$10,720
7/15	$10,349	$10,387	$10,882
8/15	$9,724	$9,623	$10,305
9/15	$9,491	$9,134	$9,918
10/15	$9,983	$9,848	$10,588
11/15	$9,830	$9,695	$10,545
12/15	$9,722	$9,564	$10,529
1/16	$9,069	$8,873	$9,746
2/16	$8,980	$8,710	$9,702
3/16	$9,729	$9,277	$10,457
4/16	$9,839	$9,545	$10,700
5/16	$9,928	$9,459	$10,659
6/16	$9,227	$9,141	$10,147
7/16	$9,653	$9,605	$10,768
8/16	$9,777	$9,611	$10,718
9/16	$9,914	$9,729	$10,958
10/16	$9,735	$9,530	$10,634
11/16	$9,522	$9,341	$10,377
12/16	$9,694	$9,660	$10,668
1/17	$9,962	$9,940	$11,061
2/17	$10,175	$10,082	$11,267
3/17	$10,519	$10,360	$11,506
4/17	$11,082	$10,623	$11,941
5/17	$11,564	$11,013	$12,389
6/17	$11,626	$10,994	$12,384
7/17	$12,121	$11,311	$12,802
8/17	$12,155	$11,307	$12,889
9/17	$12,574	$11,588	$13,214
10/17	$12,726	$11,764	$13,463
11/17	$13,057	$11,887	$13,628
12/17	$13,269	$12,078	$13,952
1/18	$14,059	$12,684	$14,638
2/18	$13,496	$12,112	$14,073
3/18	$13,526	$11,893	$13,860
4/18	$13,599	$12,165	$14,092
5/18	$13,577	$11,891	$13,954
6/18	$13,299	$11,746	$13,694
7/18	$13,452	$12,035	$13,873
8/18	$13,379	$11,803	$13,769
9/18	$13,445	$11,905	$13,716
10/18	$12,055	$10,958	$12,411
11/18	$11,995	$10,944	$12,297
12/18	$11,229	$10,413	$11,587
1/19	$11,971	$11,097	$12,490
2/19	$12,280	$11,380	$12,770
3/19	$12,359	$11,452	$12,801
4/19	$12,722	$11,774	$13,185
5/19	$12,043	$11,208	$12,478
6/19	$12,714	$11,873	$13,110
7/19	$12,367	$11,722	$12,990
8/19	$12,161	$11,419	$12,689
9/19	$12,438	$11,746	$13,044
10/19	$12,872	$12,168	$13,628
11/19	$13,402	$12,305	$13,905
12/19	$14,017	$12,705	$14,411
1/20	$13,636	$12,440	$14,046
2/20	$12,550	$11,315	$12,711
3/20	$10,384	$9,805	$10,609
4/20	$11,431	$10,438	$11,611
5/20	$12,454	$10,893	$12,378
6/20	$12,597	$11,264	$12,615
7/20	$13,049	$11,526	$12,989
8/20	$13,826	$12,119	$13,914
9/20	$13,890	$11,804	$13,729
10/20	$13,469	$11,333	$13,272
11/20	$14,818	$13,089	$15,166
12/20	$15,817	$13,698	$16,045
1/21	$15,492	$13,552	$15,977
2/21	$15,651	$13,856	$16,256
3/21	$16,015	$14,175	$16,617
4/21	$16,880	$14,601	$17,209
5/21	$17,292	$15,077	$17,588
6/21	$16,991	$14,908	$17,347
7/21	$17,665	$15,020	$17,581
8/21	$18,173	$15,285	$17,993
9/21	$17,348	$14,841	$17,352
10/21	$17,919	$15,206	$17,623
11/21	$17,062	$14,498	$16,740
12/21	$17,826	$15,241	$17,450
1/22	$16,156	$14,504	$16,160
2/22	$15,554	$14,248	$15,973
3/22	$15,029	$14,339	$15,959
4/22	$13,791	$13,412	$14,850
5/22	$13,707	$13,512	$14,780
6/22	$12,215	$12,259	$13,243
7/22	$13,452	$12,869	$14,057
8/22	$12,325	$12,258	$13,409
9/22	$11,130	$11,111	$11,902
10/22	$11,664	$11,709	$12,460
11/22	$13,206	$13,028	$13,730
12/22	$12,944	$13,038	$13,817
1/23	$13,868	$14,094	$14,936
2/23	$13,444	$13,800	$14,627
3/23	$13,537	$14,142	$14,700
4/23	$13,859	$14,541	$15,026
5/23	$13,376	$13,926	$14,379
6/23	$13,740	$14,560	$14,788
7/23	$14,164	$15,031	$15,497
8/23	$13,512	$14,455	$14,962
9/23	$12,681	$13,961	$14,342
10/23	$12,037	$13,395	$13,527
11/23	$13,376	$14,638	$14,887
12/23	$14,471	$15,416	$15,897
1/24	$13,925	$15,505	$15,722
2/24	$14,104	$15,789	$15,834
3/24	$14,377	$16,308	$16,387
4/24	$13,797	$15,890	$15,890
5/24	$14,352	$16,506	$16,528
6/24	$13,993	$16,239	$16,039
7/24	$14,975	$16,716	$16,818
8/24	$15,326	$17,259	$17,276
9/24	$15,804	$17,419	$17,683

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C	22.81%	4.60%	4.68%
Class C with 1% Maximum Deferred Sales Charge	21.81%	4.60%	4.68%
MSCI EAFE Index (net of foreign withholding taxes)Footnote Reference1	24.77%	8.19%	5.70%
MSCI EAFE SMID Cap Index (net of foreign withholding taxes)	23.30%	6.27%	5.86%

AssetsNet	$ 381,101,260
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 2,784,424
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$381,101,260
# of Portfolio Holdings	98
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$2,784,424

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	10.8%
Belgium	2.4%
Germany	2.9%
Canada	3.8%
Sweden	4.2%
Netherlands	4.9%
United States	7.1%
Italy	7.2%
Australia	7.6%
United Kingdom	24.4%
Japan	24.7%

Top Ten Holdings (% of total investments)Footnote Referencea

CAR Group Ltd.	1.9%
JTC PLC	1.8%
Diploma PLC	1.8%
Sanwa Holdings Corp.	1.6%
Euronext NV	1.6%
Volution Group PLC	1.6%
IMCD NV	1.5%
BayCurrent, Inc.	1.5%
Games Workshop Group PLC	1.5%
Greggs PLC	1.5%
Total	16.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000047592
Shareholder Report [Line Items]
Fund Name	Calvert International Opportunities Fund
Class Name	Class I
Trading Symbol	COIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert International Opportunities Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$121	1.08%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE SMID Cap Index (the Index):

↑ Zegona Communications PLC contributed to Index-relative returns after completing its acquisition of Vodafone Spain and restructuring its business operations

↑ Addtech AB, a Swedish industrial products group, helped returns on robust growth, profit generation, astute acquisitions, and a favorable market outlook

↑ Sanwa Holdings Corp., a Japanese building materials company, aided Fund performance as domestic demand was strong and price increases led to growth

↑ Volution Group PLC, a U.K.-based ventilation products firm, helped returns as profits rose on the strength of its renovations market and business acquisitions

↓ ATS Corp., a Canadian manufacturer of factory automation systems, detracted from Index-relative performance as its backlog of business declined

↓ SUMCO Corp., a Tokyo-based silicon wafer maker, hampered returns on lower-than-expected earnings due to slowing demand and adjustments to customer inventory

↓ Dip Corp., a Japanese online job-board operator, detracted from returns amid weak demand for job seekers by restaurants and manufacturers that hindered sales

↓ Spark New Zealand Ltd., a New Zealand-based telecommunications company, hampered returns as weak demand for IT services led to lower-than-expected earnings

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI EAFE Index	MSCI EAFE SMID Cap Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$989,507	$985,480	$986,360
11/14	$984,566	$998,885	$998,164
12/14	$966,752	$964,282	$987,552
1/15	$969,422	$968,996	$995,353
2/15	$1,027,595	$1,026,923	$1,057,407
3/15	$1,024,255	$1,011,323	$1,042,635
4/15	$1,066,372	$1,052,614	$1,086,691
5/15	$1,075,065	$1,047,226	$1,093,243
6/15	$1,051,664	$1,017,555	$1,072,010
7/15	$1,046,319	$1,038,682	$1,088,208
8/15	$984,814	$962,274	$1,030,471
9/15	$961,418	$913,414	$991,829
10/15	$1,012,899	$984,815	$1,058,843
11/15	$998,196	$969,494	$1,054,542
12/15	$988,897	$956,431	$1,052,866
1/16	$923,198	$887,268	$974,594
2/16	$915,508	$871,012	$970,160
3/16	$993,083	$927,687	$1,045,651
4/16	$1,005,663	$954,545	$1,070,050
5/16	$1,015,452	$945,873	$1,065,909
6/16	$944,864	$914,123	$1,014,696
7/16	$989,585	$960,451	$1,076,804
8/16	$1,003,556	$961,133	$1,071,820
9/16	$1,017,534	$972,940	$1,095,806
10/16	$1,000,757	$953,039	$1,063,392
11/16	$979,786	$934,058	$1,037,736
12/16	$998,283	$965,997	$1,066,799
1/17	$1,027,370	$994,019	$1,106,109
2/17	$1,050,078	$1,008,233	$1,126,671
3/17	$1,086,980	$1,035,988	$1,150,620
4/17	$1,145,867	$1,062,349	$1,194,115
5/17	$1,197,671	$1,101,341	$1,238,901
6/17	$1,204,772	$1,099,393	$1,238,362
7/17	$1,257,281	$1,131,106	$1,280,207
8/17	$1,262,239	$1,130,680	$1,288,940
9/17	$1,306,930	$1,158,812	$1,321,359
10/17	$1,323,963	$1,176,408	$1,346,333
11/17	$1,359,875	$1,188,748	$1,362,799
12/17	$1,382,720	$1,207,828	$1,395,196
1/18	$1,466,510	$1,268,412	$1,463,815
2/18	$1,408,610	$1,211,161	$1,407,267
3/18	$1,413,174	$1,189,332	$1,385,990
4/18	$1,421,544	$1,216,487	$1,409,192
5/18	$1,420,794	$1,189,143	$1,395,395
6/18	$1,392,599	$1,174,615	$1,369,355
7/18	$1,410,131	$1,203,529	$1,387,263
8/18	$1,403,278	$1,180,286	$1,376,894
9/18	$1,410,901	$1,190,529	$1,371,614
10/18	$1,266,162	$1,095,772	$1,241,064
11/18	$1,260,882	$1,094,392	$1,229,737
12/18	$1,181,036	$1,041,266	$1,158,658
1/19	$1,260,889	$1,109,698	$1,248,960
2/19	$1,294,157	$1,137,985	$1,277,045
3/19	$1,303,299	$1,145,161	$1,280,081
4/19	$1,343,217	$1,177,358	$1,318,464
5/19	$1,272,531	$1,120,814	$1,247,777
6/19	$1,344,881	$1,187,307	$1,311,032
7/19	$1,309,119	$1,172,232	$1,298,952
8/19	$1,288,318	$1,141,864	$1,268,872
9/19	$1,319,096	$1,174,585	$1,304,390
10/19	$1,365,678	$1,216,787	$1,362,788
11/19	$1,423,890	$1,230,504	$1,390,488
12/19	$1,489,216	$1,270,495	$1,441,068
1/20	$1,450,422	$1,243,957	$1,404,602
2/20	$1,335,748	$1,131,507	$1,271,130
3/20	$1,106,372	$980,486	$1,060,907
4/20	$1,218,535	$1,043,828	$1,161,093
5/20	$1,329,001	$1,089,282	$1,237,761
6/20	$1,345,871	$1,126,371	$1,261,512
7/20	$1,395,632	$1,152,626	$1,298,937
8/20	$1,479,118	$1,211,883	$1,391,360
9/20	$1,487,563	$1,180,394	$1,372,921
10/20	$1,443,703	$1,133,263	$1,327,174
11/20	$1,589,586	$1,308,934	$1,516,647
12/20	$1,698,267	$1,369,794	$1,604,455
1/21	$1,665,116	$1,355,200	$1,597,686
2/21	$1,682,950	$1,385,596	$1,625,562
3/21	$1,723,747	$1,417,456	$1,661,698
4/21	$1,818,957	$1,460,106	$1,720,895
5/21	$1,864,857	$1,507,722	$1,758,761
6/21	$1,833,414	$1,490,754	$1,734,745
7/21	$1,908,225	$1,501,979	$1,758,075
8/21	$1,964,324	$1,528,472	$1,799,343
9/21	$1,876,775	$1,484,115	$1,735,170
10/21	$1,939,675	$1,520,617	$1,762,274
11/21	$1,848,726	$1,449,842	$1,674,045
12/21	$1,934,002	$1,524,079	$1,745,004
1/22	$1,754,180	$1,450,430	$1,616,028
2/22	$1,689,958	$1,424,784	$1,597,337
3/22	$1,633,993	$1,433,942	$1,595,923
4/22	$1,500,961	$1,341,173	$1,484,970
5/22	$1,492,704	$1,351,228	$1,477,977
6/22	$1,331,232	$1,225,851	$1,324,259
7/22	$1,467,015	$1,286,935	$1,405,718
8/22	$1,345,911	$1,225,812	$1,340,921
9/22	$1,216,549	$1,111,141	$1,190,210
10/22	$1,275,267	$1,170,892	$1,246,041
11/22	$1,445,914	$1,302,777	$1,373,014
12/22	$1,417,915	$1,303,824	$1,381,711
1/23	$1,519,459	$1,409,404	$1,493,552
2/23	$1,475,149	$1,379,994	$1,462,688
3/23	$1,487,150	$1,414,196	$1,469,950
4/23	$1,523,151	$1,454,123	$1,502,639
5/23	$1,471,457	$1,392,587	$1,437,860
6/23	$1,512,074	$1,455,963	$1,478,809
7/23	$1,560,999	$1,503,073	$1,549,684
8/23	$1,489,919	$1,445,487	$1,496,203
9/23	$1,399,453	$1,396,112	$1,434,164
10/23	$1,329,296	$1,339,511	$1,352,697
11/23	$1,478,842	$1,463,842	$1,488,715
12/23	$1,601,153	$1,541,614	$1,589,673
1/24	$1,541,956	$1,550,486	$1,572,186
2/24	$1,562,628	$1,578,867	$1,583,412
3/24	$1,594,576	$1,630,795	$1,638,671
4/24	$1,531,620	$1,589,032	$1,589,011
5/24	$1,594,576	$1,650,584	$1,652,827
6/24	$1,555,111	$1,623,937	$1,603,865
7/24	$1,665,989	$1,671,578	$1,681,778
8/24	$1,707,333	$1,725,931	$1,727,573
9/24	$1,736,479	$1,741,869	$1,768,280

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	24.08%	5.65%	5.67%
MSCI EAFE Index (net of foreign withholding taxes)Footnote Reference1	24.77%	8.19%	5.70%
MSCI EAFE SMID Cap Index (net of foreign withholding taxes)	23.30%	6.27%	5.86%

AssetsNet	$ 381,101,260
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 2,784,424
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$381,101,260
# of Portfolio Holdings	98
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$2,784,424

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	10.8%
Belgium	2.4%
Germany	2.9%
Canada	3.8%
Sweden	4.2%
Netherlands	4.9%
United States	7.1%
Italy	7.2%
Australia	7.6%
United Kingdom	24.4%
Japan	24.7%

Top Ten Holdings (% of total investments)Footnote Referencea

CAR Group Ltd.	1.9%
JTC PLC	1.8%
Diploma PLC	1.8%
Sanwa Holdings Corp.	1.6%
Euronext NV	1.6%
Volution Group PLC	1.6%
IMCD NV	1.5%
BayCurrent, Inc.	1.5%
Games Workshop Group PLC	1.5%
Greggs PLC	1.5%
Total	16.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000211125
Shareholder Report [Line Items]
Fund Name	Calvert International Opportunities Fund
Class Name	Class R6
Trading Symbol	COIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert International Opportunities Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$112	1.00%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE SMID Cap Index (the Index):

↑ Zegona Communications PLC contributed to Index-relative returns after completing its acquisition of Vodafone Spain and restructuring its business operations

↑ Addtech AB, a Swedish industrial products group, helped returns on robust growth, profit generation, astute acquisitions, and a favorable market outlook

↑ Sanwa Holdings Corp., a Japanese building materials company, aided Fund performance as domestic demand was strong and price increases led to growth

↑ Volution Group PLC, a U.K.-based ventilation products firm, helped returns as profits rose on the strength of its renovations market and business acquisitions

↓ ATS Corp., a Canadian manufacturer of factory automation systems, detracted from Index-relative performance as its backlog of business declined

↓ SUMCO Corp., a Tokyo-based silicon wafer maker, hampered returns on lower-than-expected earnings due to slowing demand and adjustments to customer inventory

↓ Dip Corp., a Japanese online job-board operator, detracted from returns amid weak demand for job seekers by restaurants and manufacturers that hindered sales

↓ Spark New Zealand Ltd., a New Zealand-based telecommunications company, hampered returns as weak demand for IT services led to lower-than-expected earnings

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Index	MSCI EAFE SMID Cap Index
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$4,947,498	$4,927,402	$4,931,800
11/14	$4,922,792	$4,994,423	$4,990,820
12/14	$4,833,722	$4,821,409	$4,937,760
1/15	$4,847,093	$4,844,979	$4,976,764
2/15	$5,137,919	$5,134,616	$5,287,036
3/15	$5,121,204	$5,056,615	$5,213,177
4/15	$5,331,802	$5,263,072	$5,433,455
5/15	$5,375,259	$5,236,131	$5,466,214
6/15	$5,258,260	$5,087,773	$5,360,049
7/15	$5,231,518	$5,193,412	$5,441,040
8/15	$4,923,978	$4,811,369	$5,152,355
9/15	$4,806,979	$4,567,069	$4,959,147
10/15	$5,064,377	$4,924,074	$5,294,216
11/15	$4,990,834	$4,847,471	$5,272,710
12/15	$4,944,371	$4,782,156	$5,264,328
1/16	$4,615,911	$4,436,339	$4,872,969
2/16	$4,577,474	$4,355,062	$4,850,802
3/16	$4,965,336	$4,638,435	$5,228,257
4/16	$5,028,233	$4,772,723	$5,350,248
5/16	$5,077,153	$4,729,366	$5,329,546
6/16	$4,724,233	$4,570,613	$5,073,479
7/16	$4,947,865	$4,802,255	$5,384,018
8/16	$5,017,750	$4,805,665	$5,359,098
9/16	$5,087,635	$4,864,699	$5,479,029
10/16	$5,003,773	$4,765,193	$5,316,958
11/16	$4,898,946	$4,670,289	$5,188,678
12/16	$4,991,424	$4,829,987	$5,333,995
1/17	$5,136,874	$4,970,093	$5,530,547
2/17	$5,250,396	$5,041,163	$5,633,355
3/17	$5,434,869	$5,179,940	$5,753,098
4/17	$5,729,317	$5,311,743	$5,970,574
5/17	$5,988,290	$5,506,705	$6,194,503
6/17	$6,023,765	$5,496,966	$6,191,810
7/17	$6,286,285	$5,655,530	$6,401,037
8/17	$6,311,118	$5,653,399	$6,444,698
9/17	$6,534,614	$5,794,059	$6,606,794
10/17	$6,619,756	$5,882,040	$6,731,663
11/17	$6,799,261	$5,943,738	$6,813,996
12/17	$6,913,535	$6,039,142	$6,975,981
1/18	$7,332,537	$6,342,062	$7,319,076
2/18	$7,043,044	$6,055,807	$7,036,333
3/18	$7,065,899	$5,946,659	$6,929,952
4/18	$7,107,799	$6,082,437	$7,045,959
5/18	$7,103,990	$5,945,716	$6,976,977
6/18	$6,963,053	$5,873,076	$6,846,776
7/18	$7,050,663	$6,017,644	$6,936,316
8/18	$7,016,381	$5,901,428	$6,884,468
9/18	$7,054,472	$5,952,645	$6,858,068
10/18	$6,330,741	$5,478,862	$6,205,319
11/18	$6,304,469	$5,471,958	$6,148,683
12/18	$5,905,242	$5,206,328	$5,793,289
1/19	$6,304,469	$5,548,488	$6,244,799
2/19	$6,466,656	$5,689,927	$6,385,227
3/19	$6,516,559	$5,725,806	$6,400,403
4/19	$6,716,173	$5,886,789	$6,592,318
5/19	$6,362,690	$5,604,071	$6,238,886
6/19	$6,724,490	$5,936,535	$6,555,159
7/19	$6,545,669	$5,861,160	$6,494,760
8/19	$6,441,704	$5,709,321	$6,344,359
9/19	$6,595,573	$5,872,927	$6,521,949
10/19	$6,828,456	$6,083,936	$6,813,940
11/19	$7,119,559	$6,152,522	$6,952,441
12/19	$7,448,732	$6,352,477	$7,205,341
1/20	$7,254,601	$6,219,787	$7,023,008
2/20	$6,680,648	$5,657,533	$6,355,648
3/20	$5,536,961	$4,902,432	$5,304,534
4/20	$6,098,254	$5,219,142	$5,805,463
5/20	$6,651,106	$5,446,408	$6,188,804
6/20	$6,731,290	$5,631,856	$6,307,560
7/20	$6,980,285	$5,763,129	$6,494,683
8/20	$7,402,309	$6,059,416	$6,956,798
9/20	$7,444,512	$5,901,972	$6,864,606
10/20	$7,225,059	$5,666,313	$6,635,870
11/20	$7,959,382	$6,544,668	$7,583,234
12/20	$8,497,724	$6,848,969	$8,022,275
1/21	$8,331,687	$6,776,000	$7,988,429
2/21	$8,425,349	$6,927,981	$8,127,812
3/21	$8,629,703	$7,087,278	$8,308,490
4/21	$9,106,529	$7,300,531	$8,604,477
5/21	$9,336,428	$7,538,608	$8,793,807
6/21	$9,178,905	$7,453,770	$8,673,724
7/21	$9,553,554	$7,509,893	$8,790,377
8/21	$9,838,798	$7,642,362	$8,996,717
9/21	$9,396,031	$7,420,573	$8,675,849
10/21	$9,715,334	$7,603,085	$8,811,371
11/21	$9,259,795	$7,249,209	$8,370,227
12/21	$9,684,156	$7,620,396	$8,725,020
1/22	$8,787,475	$7,252,149	$8,080,142
2/22	$8,465,589	$7,123,920	$7,986,686
3/22	$8,185,089	$7,169,709	$7,979,615
4/22	$7,518,326	$6,705,866	$7,424,852
5/22	$7,476,941	$6,756,139	$7,389,883
6/22	$6,667,629	$6,129,253	$6,621,296
7/22	$7,352,785	$6,434,673	$7,028,590
8/22	$6,745,801	$6,129,061	$6,704,603
9/22	$6,097,431	$5,555,706	$5,951,049
10/22	$6,396,325	$5,854,462	$6,230,204
11/22	$7,247,023	$6,513,884	$6,865,069
12/22	$7,104,843	$6,519,118	$6,908,555
1/23	$7,619,283	$7,047,018	$7,467,761
2/23	$7,396,822	$6,899,971	$7,313,440
3/23	$7,457,072	$7,070,980	$7,349,751
4/23	$7,637,822	$7,270,614	$7,513,193
5/23	$7,378,284	$6,962,935	$7,189,299
6/23	$7,582,207	$7,279,815	$7,394,045
7/23	$7,827,840	$7,515,365	$7,748,418
8/23	$7,470,976	$7,227,433	$7,481,013
9/23	$7,021,420	$6,980,561	$7,170,822
10/23	$6,669,190	$6,697,556	$6,763,483
11/23	$7,415,361	$7,319,209	$7,443,573
12/23	$8,033,940	$7,708,071	$7,948,364
1/24	$7,736,562	$7,752,430	$7,860,930
2/24	$7,840,408	$7,894,334	$7,917,061
3/24	$8,000,898	$8,153,976	$8,193,357
4/24	$7,684,638	$7,945,162	$7,945,056
5/24	$8,000,898	$8,252,918	$8,264,135
6/24	$7,807,366	$8,119,684	$8,019,324
7/24	$8,364,361	$8,357,888	$8,408,888
8/24	$8,572,054	$8,629,654	$8,637,865
9/24	$8,718,383	$8,709,344	$8,841,402

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	24.17%	5.73%	5.71%
MSCI EAFE Index (net of foreign withholding taxes)Footnote Reference2	24.77%	8.19%	5.70%
MSCI EAFE SMID Cap Index (net of foreign withholding taxes)	23.30%	6.27%	5.86%

AssetsNet	$ 381,101,260
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 2,784,424
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$381,101,260
# of Portfolio Holdings	98
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$2,784,424

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	10.8%
Belgium	2.4%
Germany	2.9%
Canada	3.8%
Sweden	4.2%
Netherlands	4.9%
United States	7.1%
Italy	7.2%
Australia	7.6%
United Kingdom	24.4%
Japan	24.7%

Top Ten Holdings (% of total investments)Footnote Referencea

CAR Group Ltd.	1.9%
JTC PLC	1.8%
Diploma PLC	1.8%
Sanwa Holdings Corp.	1.6%
Euronext NV	1.6%
Volution Group PLC	1.6%
IMCD NV	1.5%
BayCurrent, Inc.	1.5%
Games Workshop Group PLC	1.5%
Greggs PLC	1.5%
Total	16.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023780
Shareholder Report [Line Items]
Fund Name	Calvert Mid-Cap Fund
Class Name	Class A
Trading Symbol	CCAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Mid-Cap Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.18%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Index (the Index):

↓ Rentokil Initial Plc., a pest control and hygiene services provider, detracted from relative returns on challenges related to its 2022 acquisition of Terminix

↓ VeriSign, Inc., a provider of domain registration and internet services, hurt returns as Chinese registrations fell and its prospects disappointed investors

↓ Aptiv, a provider of auto industry electronics, detracted from returns on lower new car production volumes. The stock was sold by period-end

↓ Envista Holdings Corp., a provider of dental equipment, detracted from Index-relative returns on lower revenues and demand. The stock was sold by period-end

↑ Core & Main, Inc. ― a wastewater, storm drainage, and fire protection equipment distributor ― contributed to returns on better-than-expected sales and earnings

↑ Motorola Solutions, Inc., an information technology business, contributed to returns on record cash flows, and double-digit revenue and earnings growth

↑ Lamar Advertising Co., an outdoor advertising business, contributed to performance supported by robust demand from local and regional advertisers

↑ Trex Company, Inc., a composite deck maker, helped returns on strong revenue and margins growth during the first half of the period. Trex was sold by period-end

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Russell 3000® Index	Russell Midcap® Index
9/14	$9,475	$10,000	$10,000
10/14	$9,844	$10,275	$10,308
11/14	$9,995	$10,524	$10,572
12/14	$10,010	$10,524	$10,594
1/15	$9,844	$10,231	$10,429
2/15	$10,700	$10,824	$11,006
3/15	$10,861	$10,713	$11,013
4/15	$10,697	$10,762	$10,913
5/15	$10,811	$10,911	$11,073
6/15	$10,858	$10,728	$10,844
7/15	$10,888	$10,908	$10,924
8/15	$10,153	$10,249	$10,348
9/15	$9,939	$9,951	$9,975
10/15	$10,343	$10,736	$10,594
11/15	$10,171	$10,796	$10,621
12/15	$9,640	$10,574	$10,336
1/16	$9,184	$9,978	$9,659
2/16	$9,224	$9,975	$9,768
3/16	$9,893	$10,677	$10,568
4/16	$9,558	$10,743	$10,680
5/16	$9,660	$10,935	$10,855
6/16	$9,571	$10,958	$10,904
7/16	$9,817	$11,393	$11,402
8/16	$9,847	$11,422	$11,374
9/16	$9,732	$11,440	$11,397
10/16	$9,558	$11,192	$11,035
11/16	$10,083	$11,693	$11,630
12/16	$10,256	$11,921	$11,762
1/17	$10,332	$12,145	$12,046
2/17	$10,596	$12,597	$12,387
3/17	$10,553	$12,606	$12,368
4/17	$10,628	$12,739	$12,463
5/17	$10,760	$12,870	$12,577
6/17	$10,787	$12,986	$12,702
7/17	$10,886	$13,231	$12,889
8/17	$10,737	$13,256	$12,789
9/17	$11,008	$13,579	$13,143
10/17	$11,110	$13,876	$13,362
11/17	$11,351	$14,297	$13,812
12/17	$11,457	$14,440	$13,940
1/18	$11,842	$15,201	$14,465
2/18	$11,399	$14,641	$13,868
3/18	$11,486	$14,347	$13,876
4/18	$11,581	$14,402	$13,855
5/18	$11,926	$14,808	$14,170
6/18	$12,043	$14,905	$14,267
7/18	$12,348	$15,400	$14,623
8/18	$12,679	$15,940	$15,077
9/18	$12,664	$15,967	$14,980
10/18	$11,705	$14,791	$13,736
11/18	$12,108	$15,087	$14,073
12/18	$10,958	$13,683	$12,678
1/19	$11,880	$14,858	$14,045
2/19	$12,464	$15,380	$14,648
3/19	$12,569	$15,605	$14,774
4/19	$13,067	$16,228	$15,336
5/19	$12,479	$15,178	$14,395
6/19	$13,242	$16,244	$15,384
7/19	$13,639	$16,485	$15,603
8/19	$13,456	$16,149	$15,159
9/19	$13,495	$16,433	$15,458
10/19	$13,514	$16,786	$15,620
11/19	$14,016	$17,424	$16,178
12/19	$14,308	$17,928	$16,550
1/20	$14,374	$17,908	$16,417
2/20	$13,156	$16,442	$14,991
3/20	$10,938	$14,181	$12,069
4/20	$12,131	$16,059	$13,803
5/20	$12,705	$16,918	$14,773
6/20	$12,865	$17,304	$15,039
7/20	$13,599	$18,287	$15,922
8/20	$14,145	$19,612	$16,482
9/20	$13,928	$18,898	$16,161
10/20	$13,964	$18,490	$16,264
11/20	$15,289	$20,739	$18,512
12/20	$15,977	$21,672	$19,380
1/21	$15,683	$21,576	$19,328
2/21	$16,423	$22,250	$20,405
3/21	$16,754	$23,048	$20,957
4/21	$17,437	$24,236	$22,025
5/21	$17,499	$24,346	$22,202
6/21	$17,607	$24,947	$22,529
7/21	$17,760	$25,369	$22,702
8/21	$18,177	$26,092	$23,279
9/21	$17,288	$24,921	$22,320
10/21	$17,995	$26,607	$23,648
11/21	$17,425	$26,202	$22,824
12/21	$18,322	$27,234	$23,756
1/22	$16,702	$25,631	$22,006
2/22	$16,740	$24,986	$21,848
3/22	$17,078	$25,796	$22,407
4/22	$15,797	$23,481	$20,681
5/22	$15,571	$23,450	$20,698
6/22	$14,286	$21,488	$18,632
7/22	$15,623	$23,504	$20,471
8/22	$14,778	$22,627	$19,829
9/22	$13,474	$20,528	$17,991
10/22	$14,445	$22,212	$19,588
11/22	$15,304	$23,371	$20,765
12/22	$14,722	$22,003	$19,643
1/23	$15,868	$23,518	$21,274
2/23	$15,469	$22,968	$20,758
3/23	$15,506	$23,583	$20,440
4/23	$15,534	$23,834	$20,332
5/23	$15,032	$23,927	$19,764
6/23	$15,886	$25,560	$21,413
7/23	$16,290	$26,477	$22,262
8/23	$15,788	$25,966	$21,490
9/23	$14,830	$24,729	$20,410
10/23	$14,178	$24,073	$19,391
11/23	$15,600	$26,318	$21,375
12/23	$16,403	$27,714	$23,027
1/24	$16,215	$28,021	$22,699
2/24	$16,924	$29,538	$23,967
3/24	$17,530	$30,491	$25,007
4/24	$16,563	$29,149	$23,656
5/24	$17,013	$30,526	$24,331
6/24	$16,901	$31,471	$24,170
7/24	$17,647	$32,056	$25,309
8/24	$18,182	$32,754	$25,822
9/24	$18,344	$33,432	$26,396

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	23.71%	6.33%	6.82%
Class A with 5.25% Maximum Sales Charge	17.22%	5.19%	6.25%
Russell 3000®IndexFootnote Reference1	35.19%	15.25%	12.82%
Russell Midcap® Index	29.33%	11.28%	10.18%

AssetsNet	$ 235,021,560
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,345,606
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$235,021,560
# of Portfolio Holdings	60
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$1,345,606

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	3.7%
Consumer Staples	4.6%
Utilities	4.9%
Materials	5.8%
Real Estate	8.7%
Health Care	10.8%
Information Technology	12.1%
Financials	15.0%
Consumer Discretionary	15.0%
Industrials	19.4%

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	3.5%
Motorola Solutions, Inc.	3.4%
Tradeweb Markets, Inc., Class A	3.0%
Dorman Products, Inc.	2.8%
Lamar Advertising Co., Class A	2.7%
Cooper Cos., Inc.	2.7%
Equity LifeStyle Properties, Inc.	2.6%
Copart, Inc.	2.6%
AMETEK, Inc.	2.5%
CMS Energy Corp.	2.5%
Total	28.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023782
Shareholder Report [Line Items]
Fund Name	Calvert Mid-Cap Fund
Class Name	Class C
Trading Symbol	CCACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Mid-Cap Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$215	1.93%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Index (the Index):

↓ Rentokil Initial Plc., a pest control and hygiene services provider, detracted from relative returns on challenges related to its 2022 acquisition of Terminix

↓ VeriSign, Inc., a provider of domain registration and internet services, hurt returns as Chinese registrations fell and its prospects disappointed investors

↓ Aptiv, a provider of auto industry electronics, detracted from returns on lower new car production volumes. The stock was sold by period-end

↓ Envista Holdings Corp., a provider of dental equipment, detracted from Index-relative returns on lower revenues and demand. The stock was sold by period-end

↑ Core & Main, Inc. ― a wastewater, storm drainage, and fire protection equipment distributor ― contributed to returns on better-than-expected sales and earnings

↑ Motorola Solutions, Inc., an information technology business, contributed to returns on record cash flows, and double-digit revenue and earnings growth

↑ Lamar Advertising Co., an outdoor advertising business, contributed to performance supported by robust demand from local and regional advertisers

↑ Trex Company, Inc., a composite deck maker, helped returns on strong revenue and margins growth during the first half of the period. Trex was sold by period-end

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell Midcap® Index
9/14	$10,000	$10,000	$10,000
10/14	$10,383	$10,275	$10,308
11/14	$10,538	$10,524	$10,572
12/14	$10,547	$10,524	$10,594
1/15	$10,364	$10,231	$10,429
2/15	$11,262	$10,824	$11,006
3/15	$11,420	$10,713	$11,013
4/15	$11,242	$10,762	$10,913
5/15	$11,355	$10,911	$11,073
6/15	$11,396	$10,728	$10,844
7/15	$11,416	$10,908	$10,924
8/15	$10,640	$10,249	$10,348
9/15	$10,409	$9,951	$9,975
10/15	$10,823	$10,736	$10,594
11/15	$10,636	$10,796	$10,621
12/15	$10,073	$10,574	$10,336
1/16	$9,593	$9,978	$9,659
2/16	$9,630	$9,975	$9,768
3/16	$10,319	$10,677	$10,568
4/16	$9,963	$10,743	$10,680
5/16	$10,064	$10,935	$10,855
6/16	$9,967	$10,958	$10,904
7/16	$10,212	$11,393	$11,402
8/16	$10,235	$11,422	$11,374
9/16	$10,111	$11,440	$11,397
10/16	$9,926	$11,192	$11,035
11/16	$10,462	$11,693	$11,630
12/16	$10,636	$11,921	$11,762
1/17	$10,710	$12,145	$12,046
2/17	$10,974	$12,597	$12,387
3/17	$10,928	$12,606	$12,368
4/17	$10,997	$12,739	$12,463
5/17	$11,127	$12,870	$12,577
6/17	$11,150	$12,986	$12,702
7/17	$11,242	$13,231	$12,889
8/17	$11,085	$13,256	$12,789
9/17	$11,353	$13,579	$13,143
10/17	$11,450	$13,876	$13,362
11/17	$11,691	$14,297	$13,812
12/17	$11,793	$14,440	$13,940
1/18	$12,187	$15,201	$14,465
2/18	$11,724	$14,641	$13,868
3/18	$11,803	$14,347	$13,876
4/18	$11,893	$14,402	$13,855
5/18	$12,240	$14,808	$14,170
6/18	$12,350	$14,905	$14,267
7/18	$12,655	$15,400	$14,623
8/18	$12,987	$15,940	$15,077
9/18	$12,966	$15,967	$14,980
10/18	$11,971	$14,791	$13,736
11/18	$12,377	$15,087	$14,073
12/18	$11,193	$13,683	$12,678
1/19	$12,132	$14,858	$14,045
2/19	$12,718	$15,380	$14,648
3/19	$12,816	$15,605	$14,774
4/19	$13,317	$16,228	$15,336
5/19	$12,707	$15,178	$14,395
6/19	$13,478	$16,244	$15,384
7/19	$13,875	$16,485	$15,603
8/19	$13,680	$16,149	$15,159
9/19	$13,714	$16,433	$15,458
10/19	$13,720	$16,786	$15,620
11/19	$14,221	$17,424	$16,178
12/19	$14,509	$17,928	$16,550
1/20	$14,564	$17,908	$16,417
2/20	$13,324	$16,442	$14,991
3/20	$11,066	$14,181	$12,069
4/20	$12,269	$16,059	$13,803
5/20	$12,846	$16,918	$14,773
6/20	$13,001	$17,304	$15,039
7/20	$13,733	$18,287	$15,922
8/20	$14,273	$19,612	$16,482
9/20	$14,043	$18,898	$16,161
10/20	$14,068	$18,490	$16,264
11/20	$15,395	$20,739	$18,512
12/20	$16,082	$21,672	$19,380
1/21	$15,774	$21,576	$19,328
2/21	$16,510	$22,250	$20,405
3/21	$16,830	$23,048	$20,957
4/21	$17,509	$24,236	$22,025
5/21	$17,559	$24,346	$22,202
6/21	$17,654	$24,947	$22,529
7/21	$17,798	$25,369	$22,702
8/21	$18,207	$26,092	$23,279
9/21	$17,302	$24,921	$22,320
10/21	$17,999	$26,607	$23,648
11/21	$17,415	$26,202	$22,824
12/21	$18,306	$27,234	$23,756
1/22	$16,679	$25,631	$22,006
2/22	$16,702	$24,986	$21,848
3/22	$17,036	$25,796	$22,407
4/22	$15,743	$23,481	$20,681
5/22	$15,508	$23,450	$20,698
6/22	$14,222	$21,488	$18,632
7/22	$15,538	$23,504	$20,471
8/22	$14,694	$22,627	$19,829
9/22	$13,386	$20,528	$17,991
10/22	$14,344	$22,212	$19,588
11/22	$15,188	$23,371	$20,765
12/22	$14,595	$22,003	$19,643
1/23	$15,728	$23,518	$21,274
2/23	$15,325	$22,968	$20,758
3/23	$15,348	$23,583	$20,440
4/23	$15,363	$23,834	$20,332
5/23	$14,861	$23,927	$19,764
6/23	$15,698	$25,560	$21,413
7/23	$16,086	$26,477	$22,262
8/23	$15,576	$25,966	$21,490
9/23	$14,625	$24,729	$20,410
10/23	$13,971	$24,073	$19,391
11/23	$15,363	$26,318	$21,375
12/23	$16,146	$27,714	$23,027
1/24	$15,949	$28,021	$22,699
2/24	$16,641	$29,538	$23,967
3/24	$17,219	$30,491	$25,007
4/24	$16,260	$29,149	$23,656
5/24	$16,694	$30,526	$24,331
6/24	$16,572	$31,471	$24,170
7/24	$17,295	$32,056	$25,309
8/24	$17,804	$32,754	$25,822
9/24	$18,226	$33,432	$26,396

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C	22.78%	5.53%	6.18%
Class C with 1% Maximum Deferred Sales Charge	21.78%	5.53%	6.18%
Russell 3000®IndexFootnote Reference1	35.19%	15.25%	12.82%
Russell Midcap® Index	29.33%	11.28%	10.18%

AssetsNet	$ 235,021,560
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,345,606
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$235,021,560
# of Portfolio Holdings	60
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$1,345,606

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	3.7%
Consumer Staples	4.6%
Utilities	4.9%
Materials	5.8%
Real Estate	8.7%
Health Care	10.8%
Information Technology	12.1%
Financials	15.0%
Consumer Discretionary	15.0%
Industrials	19.4%

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	3.5%
Motorola Solutions, Inc.	3.4%
Tradeweb Markets, Inc., Class A	3.0%
Dorman Products, Inc.	2.8%
Lamar Advertising Co., Class A	2.7%
Cooper Cos., Inc.	2.7%
Equity LifeStyle Properties, Inc.	2.6%
Copart, Inc.	2.6%
AMETEK, Inc.	2.5%
CMS Energy Corp.	2.5%
Total	28.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023783
Shareholder Report [Line Items]
Fund Name	Calvert Mid-Cap Fund
Class Name	Class I
Trading Symbol	CCPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Mid-Cap Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.93%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Index (the Index):

↓ Rentokil Initial Plc., a pest control and hygiene services provider, detracted from relative returns on challenges related to its 2022 acquisition of Terminix

↓ VeriSign, Inc., a provider of domain registration and internet services, hurt returns as Chinese registrations fell and its prospects disappointed investors

↓ Aptiv, a provider of auto industry electronics, detracted from returns on lower new car production volumes. The stock was sold by period-end

↓ Envista Holdings Corp., a provider of dental equipment, detracted from Index-relative returns on lower revenues and demand. The stock was sold by period-end

↑ Core & Main, Inc. ― a wastewater, storm drainage, and fire protection equipment distributor ― contributed to returns on better-than-expected sales and earnings

↑ Motorola Solutions, Inc., an information technology business, contributed to returns on record cash flows, and double-digit revenue and earnings growth

↑ Lamar Advertising Co., an outdoor advertising business, contributed to performance supported by robust demand from local and regional advertisers

↑ Trex Company, Inc., a composite deck maker, helped returns on strong revenue and margins growth during the first half of the period. Trex was sold by period-end

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell Midcap® Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,039,573	$1,027,513	$1,030,820
11/14	$1,056,324	$1,052,414	$1,057,197
12/14	$1,058,317	$1,052,402	$1,059,436
1/15	$1,041,122	$1,023,112	$1,042,905
2/15	$1,132,088	$1,082,351	$1,100,647
3/15	$1,149,838	$1,071,348	$1,101,305
4/15	$1,132,938	$1,076,194	$1,091,296
5/15	$1,145,704	$1,091,079	$1,107,282
6/15	$1,151,241	$1,072,825	$1,084,382
7/15	$1,154,867	$1,090,768	$1,092,425
8/15	$1,077,471	$1,024,919	$1,034,778
9/15	$1,055,282	$995,053	$997,523
10/15	$1,098,816	$1,073,648	$1,059,366
11/15	$1,081,076	$1,079,600	$1,062,065
12/15	$1,024,616	$1,057,440	$1,033,601
1/16	$976,925	$997,774	$965,878
2/16	$981,443	$997,453	$976,795
3/16	$1,052,999	$1,067,679	$1,056,801
4/16	$1,017,687	$1,074,296	$1,067,973
5/16	$1,029,166	$1,093,516	$1,085,487
6/16	$1,020,105	$1,095,764	$1,090,431
7/16	$1,046,386	$1,139,252	$1,140,215
8/16	$1,050,020	$1,142,158	$1,137,367
9/16	$1,037,938	$1,143,953	$1,139,665
10/16	$1,019,835	$1,119,203	$1,103,500
11/16	$1,075,978	$1,169,290	$1,163,010
12/16	$1,094,645	$1,192,107	$1,176,220
1/17	$1,103,459	$1,214,544	$1,204,605
2/17	$1,131,784	$1,259,715	$1,238,692
3/17	$1,127,504	$1,260,572	$1,236,756
4/17	$1,136,024	$1,273,934	$1,246,282
5/17	$1,150,314	$1,286,971	$1,257,666
6/17	$1,153,662	$1,298,586	$1,270,176
7/17	$1,164,615	$1,323,070	$1,288,878
8/17	$1,149,096	$1,325,620	$1,278,861
9/17	$1,178,322	$1,357,949	$1,314,297
10/17	$1,189,293	$1,387,582	$1,336,228
11/17	$1,215,495	$1,429,716	$1,381,189
12/17	$1,227,567	$1,444,006	$1,394,030
1/18	$1,269,735	$1,520,120	$1,446,509
2/18	$1,222,551	$1,464,089	$1,386,759
3/18	$1,231,872	$1,434,699	$1,387,619
4/18	$1,242,479	$1,440,152	$1,385,506
5/18	$1,279,686	$1,480,808	$1,416,954
6/18	$1,292,981	$1,490,492	$1,426,736
7/18	$1,326,187	$1,539,955	$1,462,281
8/18	$1,361,734	$1,594,035	$1,507,701
9/18	$1,360,724	$1,596,674	$1,498,039
10/18	$1,257,759	$1,479,106	$1,373,576
11/18	$1,301,594	$1,508,731	$1,407,337
12/18	$1,178,356	$1,368,314	$1,267,757
1/19	$1,278,098	$1,485,762	$1,404,513
2/19	$1,340,860	$1,538,015	$1,464,842
3/19	$1,352,486	$1,560,473	$1,477,398
4/19	$1,406,414	$1,622,785	$1,533,615
5/19	$1,343,338	$1,517,772	$1,439,505
6/19	$1,425,477	$1,624,375	$1,538,381
7/19	$1,468,834	$1,648,522	$1,560,347
8/19	$1,449,442	$1,614,916	$1,515,904
9/19	$1,454,021	$1,643,259	$1,545,758
10/19	$1,456,110	$1,678,633	$1,562,012
11/19	$1,510,732	$1,742,441	$1,617,836
12/19	$1,542,647	$1,792,752	$1,654,954
1/20	$1,550,044	$1,790,794	$1,641,688
2/20	$1,419,068	$1,644,176	$1,499,089
3/20	$1,179,972	$1,418,072	$1,206,937
4/20	$1,309,132	$1,605,882	$1,380,275
5/20	$1,371,494	$1,691,762	$1,477,308
6/20	$1,389,184	$1,730,439	$1,503,923
7/20	$1,468,489	$1,828,699	$1,592,234
8/20	$1,527,916	$1,961,178	$1,648,216
9/20	$1,504,316	$1,889,770	$1,616,127
10/20	$1,508,754	$1,848,982	$1,626,430
11/20	$1,652,296	$2,073,917	$1,851,236
12/20	$1,726,936	$2,167,218	$1,937,966
1/21	$1,695,285	$2,157,579	$1,932,840
2/21	$1,775,749	$2,225,019	$2,040,483
3/21	$1,811,888	$2,304,770	$2,095,697
4/21	$1,886,382	$2,423,579	$2,202,504
5/21	$1,893,414	$2,434,642	$2,220,180
6/21	$1,905,360	$2,494,678	$2,252,858
7/21	$1,922,518	$2,536,865	$2,270,190
8/21	$1,968,319	$2,609,210	$2,327,904
9/21	$1,872,249	$2,492,141	$2,231,997
10/21	$1,948,956	$2,660,670	$2,364,755
11/21	$1,887,888	$2,620,172	$2,282,414
12/21	$1,985,655	$2,723,350	$2,375,637
1/22	$1,810,146	$2,563,119	$2,200,622
2/22	$1,814,285	$2,498,556	$2,184,795
3/22	$1,851,953	$2,579,600	$2,240,744
4/22	$1,712,871	$2,348,100	$2,068,131
5/22	$1,688,862	$2,344,952	$2,069,779
6/22	$1,549,780	$2,148,777	$1,863,199
7/22	$1,695,071	$2,350,370	$2,047,122
8/22	$1,604,005	$2,262,656	$1,982,899
9/22	$1,462,853	$2,052,842	$1,799,123
10/22	$1,568,407	$2,221,188	$1,958,801
11/22	$1,662,370	$2,337,125	$2,076,519
12/22	$1,598,904	$2,200,278	$1,964,293
1/23	$1,724,195	$2,351,818	$2,127,413
2/23	$1,681,048	$2,296,849	$2,075,814
3/23	$1,685,197	$2,358,265	$2,043,959
4/23	$1,688,931	$2,383,391	$2,033,164
5/23	$1,634,583	$2,392,664	$1,976,356
6/23	$1,727,929	$2,556,048	$2,141,271
7/23	$1,771,905	$2,647,674	$2,226,212
8/23	$1,717,557	$2,596,564	$2,148,998
9/23	$1,614,255	$2,472,879	$2,041,033
10/23	$1,543,312	$2,407,326	$1,939,085
11/23	$1,698,473	$2,631,805	$2,137,469
12/23	$1,786,351	$2,771,401	$2,302,685
1/24	$1,766,406	$2,802,116	$2,269,896
2/24	$1,843,694	$2,953,796	$2,396,713
3/24	$1,910,178	$3,049,077	$2,500,700
4/24	$1,805,050	$2,914,913	$2,365,617
5/24	$1,854,498	$3,052,634	$2,433,087
6/24	$1,842,863	$3,147,135	$2,416,970
7/24	$1,924,306	$3,205,637	$2,530,881
8/24	$1,982,896	$3,275,420	$2,582,162
9/24	$2,001,110	$3,343,175	$2,639,634

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	23.97%	6.59%	7.18%
Russell 3000®IndexFootnote Reference1	35.19%	15.25%	12.82%
Russell Midcap® Index	29.33%	11.28%	10.18%

AssetsNet	$ 235,021,560
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,345,606
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$235,021,560
# of Portfolio Holdings	60
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$1,345,606

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	3.7%
Consumer Staples	4.6%
Utilities	4.9%
Materials	5.8%
Real Estate	8.7%
Health Care	10.8%
Information Technology	12.1%
Financials	15.0%
Consumer Discretionary	15.0%
Industrials	19.4%

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	3.5%
Motorola Solutions, Inc.	3.4%
Tradeweb Markets, Inc., Class A	3.0%
Dorman Products, Inc.	2.8%
Lamar Advertising Co., Class A	2.7%
Cooper Cos., Inc.	2.7%
Equity LifeStyle Properties, Inc.	2.6%
Copart, Inc.	2.6%
AMETEK, Inc.	2.5%
CMS Energy Corp.	2.5%
Total	28.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745